As filed with the Securities and Exchange Commission on June 6, 1997 Registration Nos. 2-80348 and 811-3599


               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549
                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     /X/
     Pre-Effective Amendment No.  ______              /  /
     Post-Effective Amendment No.  42                 /X/
                              and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/
     Amendment No.   44                      /X /
                (Check appropriate box or boxes)

                        THE ROYCE FUND
       (Exact name of Registrant as specified in charter)

     1414 Avenue of the Americas, New York, New York  10019
     (Address of principal executive offices)    (Zip Code)
Registrant's  Telephone Number, including  Area Code: (212) 355-7311

                  Charles M. Royce, President
                         The Royce Fund
    1414 Avenue of the Americas, New York, New York  10019
            (Name and Address of Agent for Service)
It is proposed that this filing will become effective (check appropriate box) / / immediately upon filing pursuant to paragraph (b)
/x/ on June 13, 1997 pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(i)
/ / on (date) pursuant to paragraph (a)(i)
/ / 75 days after filing pursuant to paragraph (a)(ii)
/ / on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Royce Fund has registered an indefinite number of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Its 24f-2 Notice for its most recent fiscal year was filed on February 27, 1997.


                         Total number of pages:
                    Index to Exhibits is located on page:

                         CROSS REFERENCE SHEET
                 (Pursuant to Rule 481 of Regulation C)


Item of Form N-1A                         CAPTION or Location in Prospectus
-----------------                         ---------------------------------

Part A

I.   Cover Page ................          Cover Page

II.  Synopsis...............              FUND EXPENSES

III. Condensed Financial Information...   FINANCIAL HIGHLIGHTS

IV.  General Description of Registrant..  INVESTMENT OBJECTIVES,
                                          INVESTMENT POLICIES,
                                          INVESTMENT RISKS,
                                          INVESTMENT LIMITATIONS,
                                          SIZE LIMITATIONS***,
                                          GENERAL INFORMATION

V.   Management of the Fund.........      MANAGEMENT OF THE TRUST,
                                          GENERAL INFORMATION

V.A. Management's Discussion of
      Fund Performance...............             *

VI.  Capital Stock and Other Securities.  GENERAL INFORMATION,
                                          DIVIDENDS, DISTRIBUTIONS AND
                                           TAXES,
                                          IMPORTANT ACCOUNT INFORMATION,
                                          REDEEMING YOUR SHARES,
                                          TRANSFERRING OWNERSHIP,
                                          OTHER SERVICES

VII. Purchase of Securities Being
      Offered   ........                  INVESTMENT POLICIES****,
                                          NET ASSET VALUE PER SHARE,
                                          OPENING AN ACCOUNT AND
                                           PURCHASING SHARES,
                                          EXCHANGE PRIVILEGE,
                                          OTHER SERVICES

VIII. Redemption or Repurchase..          REDEEMING YOUR SHARES

IX.   Pending Legal Proceeding ..........         *


                                          CAPTION or Location in
Item of Form N-1A                         Statement of Additional Information
-----------------                         -----------------------------------

Part B
------

X.   Cover Page.................          Cover Page

XI.  Table of Contents..........          TABLE OF CONTENTS

XII. General Information and History..      *

XIII. Investment Objectives and Policies. INVESTMENT POLICIES AND
                                           LIMITATIONS,
                                          RISK FACTORS AND SPECIAL
                                           CONSIDERATIONS

XIV.  Management of the Fund.........     MANAGEMENT OF THE TRUST

XV.   Control Persons and Principal
       Holders of Securities...........   MANAGEMENT OF THE TRUST,
                                          PRINCIPAL HOLDERS OF SHARES

XVI.  Investment Advisory and Other
       Services  ..........               MANAGEMENT OF THE TRUST,
                                          INVESTMENT ADVISORY SERVICES,
                                          CUSTODIAN,
                                          INDEPENDENT ACCOUNTANTS

XVII. Brokerage Allocation and Other
       Practices.....................     PORTFOLIO TRANSACTIONS


XVIII. Capital Stock and Other Securities. DESCRIPTION OF THE TRUST

XIX.  Purchase, Redemption and Pricing
       of Securities Being Offered....    PRICING OF SHARES BEING OFFERED,
                                          REDEMPTIONS IN KIND

XX.  Tax Status....................       TAXATION

XXI. Underwriters.....................      *

XXII. Calculation of Performance Data.... PERFORMANCE DATA

XXIII. Financial Statements...........      **

*    Not applicable.
**   Incorporated by reference.
*** Relates only to The REvest Growth & Income Fund, a series of the Trust. **** Relates only to Royce GiftShares Fund, a series of the Trust.

THE ROYCE FUNDS

ROYCE GIFTSHARES FUND
CONSULTANT CLASS SHARES



PROSPECTUS -- June 15, 1997


NEW ACCOUNT AND GENERAL INFORMATION: Investor Information -- 1-800-221-4268


SHAREHOLDER SERVICES -- 1-800-841-1180 FINANCIAL CONSULTANT SERVICES -- 1-800-59-ROYCE


INVESTMENT
OBJECTIVE AND
POLICIES

Royce GiftShares Fund (the "Fund"), a special purpose fund designed for gifting purposes, seeks long-term capital appreciation, primarily through investments in a limited portfolio of common stocks and convertible securities of small and micro-cap companies. There can be no assurance that the Fund will achieve its objective.

The Fund is a series of The Royce Fund (the "Trust"), a diversified open-end management investment company. The Trust is currently offering shares of 11 series. The Fund currently offers two classes of shares, and this Prospectus relates only to the Consultant Class.


ABOUT THIS
PROSPECTUS

This Prospectus sets forth concisely the information that you should know about the Consultant Class of Royce GiftShares Fund before you invest. It should be retained for future reference. A Statement of Additional Information dated June 15, 1997, containing further information about the Consultant Class, the Fund and the Trust, has been filed with the Securities and Exchange Commission and incorporated by reference into this Prospectus.
A copy may be obtained without charge by writing to the Trust or calling Investor Information.


TABLE OF CONTENTS
                                      Page                                                    Page
Fund Expenses. . . . . . . .           2           Management of the Trust  . .                8
Financial Highlights . . . .           3           General Information. . . . .                9
Royce GiftShares Fund Investors. . . . 4           Dividends, Distributions and Taxes . .      9
Investment Performance . . .           5           Net Asset Value Per Share. .               10
Investment Objective . . . .           5           Purchasing Shares. . .   . . .             11
Investment Policies. . . . .           5           Important Account Information. . .         11
Investment Risks . . . . . .           6           Redeeming Shares . . .. . .                12
Investment Limitations . . .           7



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY
OF THIS PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.


FUND EXPENSES


The following tables summarize the maximum transaction costs and estimated expenses and fees that you would incur as a Consultant Class shareholder of the Fund. The Fund offers one other class of shares, not available through brokerdealers offering Consultant Class shares to their customers, which has a different expense structure than the Consultant Class, resulting in different performance for that class.

                       Shareholder Transaction Expenses
                       --------------------------------

     Maximum Sales Charge (as a % of offering price)(1). . . 5.00% Maximum Initial Sales Charge Imposed on a
       Purchase (as a % of offering price) . . . . . . . . .   0.00%
     Maximum Contingent Deferred Sales Charge
       (as a % of offering price) (1) . . . . . . . . . . .    5.00%
     Annual Trustee's Fee (per trust account). . . . . . . .     $50


     (1) Does not apply to reinvested distributions

                        Annual Fund Operating Expenses
                        ------------------------------
     Management Fees (after waivers) . . . . . . . . . . . .  0.00%
     12b-1 Fees. . .                                          1.00%
     Other Expenses (after reimbursement). . . . . . . . . .  1.49%
                                                              -----
     Total Operating Expenses. . . . . . . . . . . . . . . .  2.49%
                                                              -----


The purpose of the above tables is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as an investor in the Consultant Class. Management Fees would be 1.00%, Other Expenses would be 1.99% and Total Operating Expenses would be 3.99% without the waiver of\ management fees and reimbursement of Fund expenses by Royce & Associates, Inc. ("Royce"), the Fund's investment adviser. Royce has voluntarily committed to reduce its management fees and reimburse Fund expenses to the extent necessary to maintain annual Total Operating Expenses at or below 2.49% through December 31, 1997. Long-term Consultant Class shareholders of the Fund may pay aggregate sales charges totaling more than the economic equivalent of the maximum initial sales charges permitted by NASD Regulation, Inc.

EXAMPLES

The following examples illustrate the expenses that you would incur on a hypothetical $1,000 investment in the Consultant Class of shares of the Fund for the periods specified, assuming a 5% annual return and reinvestment of distributions.

                                                1 Year             3 Years
                                                ------             -------
Example 1 (assumes redemption at period end)     $75                 $118
Example 2 (assumes no redemption)                 25                   78

The above examples are exclusive of the $50 annual trustee's fee per account. For accounts opened during 1997, Royce will pay that portion of the currently effective annual trustee's fee in excess of $50 per account and the trustee's fees for establishing and terminating the accounts.

THESE EXAMPLES SHOULT NOT BE CONSIDERED A REPRESENTATION OF PAST
OR FUTURE EXPENSES OR PERFORMANCE.  ACTUAL EXPENSES MAY BE HIGHER
OR LOWER THAN THOSE SHOWN.


FINANCIAL
HIGHLIGHTS

(For a share
outstanding
throughout
the period)

The Consultant Class of the Fund was established June 15, 1997. The financial information in these tables regarding selected per share data reflects the performance of the Fund's Investment Class of shares. Effective June 15, 1997, the Investment Class became subject to a Rule 12b-1 fee of .25%. Had the Consultant Class been in existence for the time periods presented, the Fund's performance results would have been lower because of its higher expenses. The following financial highlights are part of the Fund's financial statements, which have been audited by Coopers & Lybrand L.L.P., independent accountants. The Fund's financial statements, and accompanying schedule of investments, and Coopers & Lybrand L.L.P.'s reports on them are included in the Fund's Annual Reports to Shareholders and are incorporated by reference into the Statement of Additional Information and this Prospectus. Further information about the Fund's performance is contained elsewhere in this Prospectus and in the Fund's Annual Report to Shareholders for 1996, which may be obtained without charge by calling Investor Information.


                                               Year ended           Period ended
                                            December 31, 1996     December 31, 1995 (1)
                                            -----------------     -----------------

NET ASSET VALUE, BEGINNING OF PERIOD              $5.01                $5.00
                                                  -----                -----
INCOME FROM INVESTMENT OPERATIONS
---------------------------------
  Net investment income (2). . . . . . .           0.00                 0.00
  Net realized and unrealized gain
    on investments     . . . . . . . . .           1.27                 0.01
                                                   ----                 ----
      Total from Investment Operations             1.27                 0.01
                                                   ----                 ----
LESS DISTRIBUTIONS
------------------
  Dividends paid from net
    investment income. . . . . . . . .            (0.00)                0.00
  Distributions paid from
    capital gains. . . . . . . . . . .            (0.45)                0.00
                                                  ------                ----
      Total Distributions. . . . . . . .          (0.45)                0.00
                                                  ------                ----
NET ASSET VALUE, END OF PERIOD . . . . .          $5.83                $5.01
                                                  -----                -----

TOTAL RETURN   . . . . . . . . . . . . .          25.6%                 0.2%
RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000's). .          $1,064                 $502
   Ratio of Expenses to
    Average Net Assets (2) . . . . . . .          1.49%                0.70%*
   Ratio of Net Investment
    Income to Average Net Assets . .             -0.05%                0.00%
   Portfolio Turnover Rate.  . . . . . .            93%                   0%
   Average Commission Rate Paid (3)             $0.0566                  ---

-------------------------------

(1) From commencement of operations on December 27, 1995.
(2) Expenses are shown after waiver of fees and reimbursement of expenses by the adviser. Absent such waivers, the ratio of expenses to average net assets for the year ended December 31, 1996 and for the period ended December 31, 1995 would have been 6.53% and 1.95%, respectively.
(3) Beginning in 1996, the Fund is required to disclose the average commission rate paid per share for purchases and sales of investments.

* Annualized.


ROYCE
GIFTSHARES
FUND
INVESTORS

A Royce GiftShares Fund investment is a unique way to make a gift to a child (minor or adult) or another individual. (You may not open an account in GiftShares Fund for yourself or your spouse.) A GiftShares Fund investment is suitable for making a long-term gift which may qualify in whole or in part for the Federal annual gift tax exclusion and which may also be designed to help fund the beneficiary's college and post-graduate education.
To open a GiftShares Fund account, contact your financial representative or call Investor Information (1-800-221-4268) for a GiftShares Information Packet. (A GiftShares Fund account may also be opened by a trustee for an individual or organization if the trust has a long-term duration, the provisions of the trust instrument are acceptable to the Trust and the trustee has his, her or its own tax adviser.) The minimum initial investment in GiftShares Fund is $5,000. Additional investments may be made in amounts of $50 or more at any time during the existence of the trust.

The shares in a GiftShares Fund account are held in trust for the beneficiary by State Street Bank and Trust Company, as independent trustee, until the termination date you (the donor) specify. The duration of the trust may be as long as you wish, but generally must be at least 10 years from the time you make the first contribution to the GiftShares Fund trust or until the beneficiary reaches the age of majority, whichever is later. The GiftShares Fund trust is irrevocable, and neither you nor the beneficiary may amend its terms in any way. When the trust terminates, the beneficiary will receive the shares in the account. The beneficiary may then continue to own the shares, but, except for reinvestment of distributions, may not purchase additional shares.

Options available to a donor under the Royce GiftShares Fund trust adoption agreement are:

WITHDRAWAL OPTION:
This option will be used primarily by a donor to make a gift that may qualify for the Federal annual gift tax exclusion or when the donor wants to allow the beneficiary to make withdrawals from the trust to pay for higher education and related costs.

         The full amount of the gift may qualify for the Federal annual gift tax exclusion
         The trust may be designed to permit withdrawals to help fund the beneficiary's college or post-graduate education
         The beneficiary will be taxed on all of the trust's income and capital gains, and the trustee will, if requested by the beneficiary, redeem Fund shares in order to allow for withdrawals in order for the beneficiary to pay these taxes
         The trustee will send an information statement to the beneficiary each year, showing the amount of income and capital gains to be reported on his or her income tax returns for that year

ACCUMULATION OPTION:
This option should generally be used by a donor who is not concerned about the Federal annual gift tax exclusion and who does not want the beneficiary to be required to pay the taxes on the trust's income or capital gains or to file tax returns.
         No part of the gift qualifies for the Federal annual gift tax exclusion
         The trust will be taxed on all income and capital gains in excess of $100 per year
         The trustee of the trust will prepare and file all Federal and state income tax returns that are required each year, and will pay the taxes from the assets of the trust by redeeming Fund shares


SPLIT OPTION:
This option generally is for a donor who wants to use a portion of the Federal annual gift tax exclusion and wants the trust to pay the taxes on its capital gains.
         A portion of the gift may qualify for the Federal annual gift tax exclusion
         The trust will be taxed on its capital gains, and the trustee will pay the taxes from the assets of the trust by redeeming Fund shares; the beneficiary will be taxed on the trust's ordinary income, which will be distributed to the beneficiary annually
         The trustee will send an information statement to the beneficiary each year, showing the amount of income to be reported on his or her income tax returns for that year

See "Dividends, Distributions and Taxes - Royce GiftShares Fund" below for further information. A donor should consider consulting with an attorney or qualified tax adviser before investing in Royce GiftShares Fund.


INVESTMENT
PERFORMANCE

Total return is the
change in value over
a given time period,
assuming reinvestment
of dividends and capital
gains distributions

The Fund may include in communications to current or prospective shareholders figures reflecting total return over various time periods. "Total return" is the rate of return on an amount invested in the Fund from the beginning to the end of the stated period. "Average annual total return" is the annual compounded percentage change in the value of an amount invested in the Fund from the beginning until the end of the stated period. Total returns are historical measures of past performance and are not intended to indicate future performance. Total returns assume the reinvestment of all net investment income dividends and capital gains distributions, and the imposition of contingent deferred sales charges (if any) applicable to the time period quoted.

Additionally, the performance of the Fund may be compared in publications to
i) the performance of various indices and investments for which reliable performance data is available and to ii) averages, performance rankings or other information prepared by recognized mutual fund statistical services.


INVESTMENT
OBJECTIVE

Royce GiftShares Fund seeks long-term capital appreciation, primarily through investments in a limited portfolio of common stocks and convertible securities of small and micro-cap companies. There can be no assurance that the Fund will achieve its investment objective.

The Fund's investment objective of long-term capital appreciation is fundamental and may not be changed without the approval of a majority of its outstanding voting shares, as that term is defined in the Investment Company Act of 1940 (the "1940 Act").


INVESTMENT
POLICIES
The Fund invests
on a "value" basis

The Fund invests
primarily in
small and
micro-cap
companies

Royce uses a "value" approach in managing the Fund's assets. In its selection process, Royce puts primary emphasis on the understanding of various internal returns indicative of profitability, balance sheet quality, cash flows and the relationships that these factors have to the price of a given security.

Royce's value approach is based on its belief that the securities of certain companies may sell at a discount from its estimate of such companies' "private worth", that is, what a knowledgeable buyer would pay for the entire company. Royce attempts to identify and invest in these securities for the Fund, with the expectation that this "value discount" will narrow over time and thus provide capital appreciation for the Fund.

The Fund normally invests at least 80% of its assets in a limited number of common stocks and securities convertible into common stocks. At least 75% of these securities will be issued by small (under $1 billion in market capitalization) and micro-cap (under $300 million in market capitalization) companies.

The remainder of its assets are invested in securities of companies with higher stock market capitalizations and non-convertible preferred stocks and debt securities.


INVESTMENT
RISKS

The Fund is subject
to certain investment
risks

As a mutual fund investing primarily in common stocks and/or securities convertible into common stocks, the Fund is subject to market risk, that is, the possibility that common stock prices will decline over short or even extended periods. The Fund invests substantial portions of its assets in securities of small and/or micro-cap companies. Such companies may not be well-known to the investing public, may not have significant institutional ownership and may have cyclical, static or only moderate growth prospects. In addition, the securities of such companies may be more volatile in price, have wider spreads between their bid and ask prices and have significantly lower trading volumes than the larger capitalization stocks. Accordingly, Royce's investment method requires a longterm investment horizon, and the Fund should not be used to play short-term swings in the market.

Although the Fund is diversified within the meaning of the Investment Company Act of 1940 (the "1940 Act"), it will normally be invested in a limited number of securities. The Fund's relatively limited portfolio may involve more risk than investing in a broadly diversified portfolio of common stocks of large and well-known companies. To the extent that the Fund invests in a limited number of securities, it may be more susceptible to any single corporate, economic, political or regulatory occurrence than a more widely diversified fund.

Royce may employ a more aggressive approach to investing for the Fund that involves substantially higher than average portfolio turnover rates. In addition, the Fund invests in micro-cap and/or low-priced securities that are followed by relatively few securities analysts, with the result that there tends to be less publicly available information concerning the securities.
The securities of these companies may have limited trading volumes and be subject to more abrupt or erratic market movements than the securities of larger, more established companies or the market averages in general, and Royce may be required to deal with only a few market-makers when purchasing and selling these securities. Companies in which the Fund is likely to invest also may have limited product lines, markets or financial resources, may lack management depth and may be more vulnerable to adverse business or market developments. Thus, the Fund may involve considerably more risk than a mutual fund investing in more liquid equity securities.


INVESTMENT
LIMITATIONS

The Fund has
adopted certain
fundamental
limitations

The Fund has adopted certain fundamental limitations, designed to reduce its exposure to specific situations, which may not be changed without the approval of a majority of its outstanding voting shares, as that term is defined in the 1940 Act. These limitations are set forth in the Statement of Additional Information and provide, among other things, that the Fund will not:

      (a) with respect to 75% of its assets, invest more than 5% of its assets in the securities of any one issuer, excluding obligations of the U.S. Government;

      (b)  invest more than 25% of its assets in any one industry; or

      (c) invest in companies for the purpose of exercising control of management.


OTHER INVESTMENT
PRACTICES

In addition to investing primarily in the equity and fixed income securities described above, the Fund may follow a number of additional investment practices.

Short-term fixed
income securities

The Fund may invest in short-term fixed income securities for temporary defensive purposes, to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. These securities consist of United States Treasury bills, domestic bank certificates of deposit, high-quality commercial paper and repurchase agreements collateralized by U.S. Government securities. In a repurchase agreement, a bank sells a security to the Fund at one price and agrees to repurchase it at the Fund's cost plus interest within a specified period of seven or fewer days. In these transactions, which are, in effect, secured loans by the Fund, the securities purchased by the Fund will have a value equal to or in excess of the value of the repurchase agreement and will be held by the Fund's custodian bank until repurchased. Should the Fund implement a temporary investment policy, its investment objective may not be achieved.


Securities lending

The Fund may lend up to 25% of its assets to qualified institutional investors for the purpose of realizing additional income. Loans of securities of the Fund will be collateralized by cash or securities issued or guaranteed by the United States Government or its agencies or instrumentalities. The collateral will equal at least 100% of the current market value of the loaned securities. The risks of securities lending include possible delays in receiving additional collateral or in recovery of loaned securities or loss of rights in the collateral if the borrower defaults or becomes insolvent.


Foreign securities

The Fund may invest up to 10% of its assets in debt and/or equity securities of foreign issuers. Foreign investments involve certain risks, such as political or economic instability of the issuer or of the country of issue, fluctuating exchange rates and the possibility of imposition of exchange controls. These securities may also be subject to greater fluctuations in price than the securities of U.S. corporations, and there may be less publicly available information about their operations. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and foreign markets may be less liquid or more volatile than U.S. markets and may offer less protection to investors such as the Fund.


Lower-rated
debt securities

The Fund may invest no more than 5% of its net assets in lower-rated (high-risk) non-convertible debt securities, which are below investment grade. The Fund does not expect to invest in debt securities that are rated lower than Caa by Moody's Investors Service, Inc. or CCC by Standard & Poor's Corp. or, if unrated, determined to be of comparable quality.


Warrants, rights
and options

The Fund may invest up to 5% of its total assets in warrants, rights and options.


Portfolio turnover

The Fund's annual portfolio turnover rate may exceed 100%, which is higher than that of other funds. A 100% turnover rate occurs, for example, if all of the Fund's portfolio securities are replaced in one year. High portfolio activity increases the Fund's transaction costs, including brokerage commissions.



MANAGEMENT OF
THE TRUST


Royce &
Associates, Inc.
is responsible for
management of the
Fund's portfolio

Royce Fund
Services, Inc.
distributes the
Fund's shares

The Trust's business and affairs are managed under the direction of its Board of Trustees. Royce & Associates, Inc., formerly named Quest Advisory Corp., the Fund's investment adviser, is responsible for the management of the Fund's portfolio, subject to the authority of the Board of Trustees. Royce was organized in 1967 and has been the Fund's adviser since its inception.
Charles M. Royce, Royce's President, Chief Investment Officer and sole voting shareholder since 1972, is primarily responsible for supervising Royce's investment management activities. He is assisted by Royce's investment staff, including W. Whitney George, Portfolio Manager and Managing Director, and
Jack E. Fockler, Jr., Managing Director. Royce is also the investment adviser to Pennsylvania Mutual, Royce Premier, Micro-Cap, Low-Priced Stock, Total Return and Global Services Funds and PMF II, which are other series of the Trust, and to other investment and non-investment company accounts.

As compensation for its services to the Fund, Royce is entitled to receive annual advisory fees of 1.00% of the average net assets of the Fund.

Royce selects the brokers who execute the purchases and sales of the Fund's portfolio securities and may place orders with brokers who provide brokerage and research services to Royce. Royce is authorized, in recognition of the value of brokerage and research services provided, to pay commissions to a broker in excess of the amount which another broker might have charged for the same transaction.

Royce Fund Services, Inc. ("RFS"), which is whollyowned by Charles M. Royce, acts as distributor of the Fund's shares. Shares of the Consultant Class of the Fund are available for new investors only through certain broker-dealers having agreements with RFS. The Trust has adopted a distribution plan for the Fund's Consultant Class pursuant to Rule 12b-1. The plan provides for payment to RFS of fees not to exceed 1% per annum of the Class's average net assets, which may be used for payment of sales commissions and other fees to those broker-dealers who introduce investors to the Fund and various other promotional, sales-related and servicing costs and expenses. The fees payable by the Class to RFS have been allocated between personal service and/or account maintenance fees and asset-based sales charges, so that not more than .25% per annum is payable as a personal service and/or account maintenance fee and not more than .75% per annum is payable as an asset-based sales charge. As a result of the asset- based sales charge, total returns and dividends will be lower on the Consultant Class than on the Investment Class, which does not bear such a charge and bears only the 0.25% personal service and/or account maintenance fee. Consultant Class shares automatically convert into Investment Class shares approximately eight years after the shares were purchased. See the Statement of Additional Information for more information.


GENERAL
INFORMATION

The Royce Fund (the "Trust") is a Delaware business trust, registered with the Securities and Exchange Commission as a diversified open-end management investment company. It is the successor to a Massachusetts business trust established in October 1985 and merged into the Trust in June 1996. The Trustees have the authority to issue an unlimited number of shares of beneficial interest, without shareholder approval, and these shares may be divided into an unlimited number of series and classes. Shareholders are entitled to one vote per share. Shares vote by individual series on all matters, except that shares are voted in the aggregate and not by individual series or class when required by the 1940 Act and that if the Trustees determine that a matter affects only one series or class, then only shareholders of that series or class are entitled to vote on that matter.
The trustee of trusts holding shares of the Fund will send notices, proxy statements and proxies for shareholder meetings to the trusts' beneficiaries to enable them to attend meetings in person or vote by proxy. The trustee will vote all shares in accordance with the instructions received from such beneficiaries and will vote all shares for which instructions are not received in the same proportion as those for which instructions are received.

Meetings of shareholders will not be held except as required by the 1940 Act or other applicable law. A meeting will be held to vote on the removal of a Trustee or Trustees of the Trust if requested in writing by the holders of not less than 10% of the outstanding shares of the Trust.


The custodian for the securities, cash and other assets of the Fund is State Street Bank and Trust Company. State Street, through its agent National Financial Data Services ("NFDS"), also serves as the Fund's transfer agent. Coopers & Lybrand, L.L.P. serves as independent accountants for the Fund.


DIVIDENDS,
DISTRIBUTIONS
AND TAXES

The Fund pays
dividends and capital
gains annually in
December

The Fund pays dividends from net investment income (if any) and distributes its net realized capital gains annually in December. Dividends and distributions payable to trust accounts will be automatically reinvested in additional shares of the Fund. Upon termination of a trust, a shareholder may contact Investor Information to select other distribution options.

Shareholders receive information annually as to the tax status of distributions made by the Fund for the calendar year. For Federal income tax purposes, all distributions by the Fund are taxable to shareholders when declared. Distributions paid from the Fund's net investment income and short-term capital gains are taxable to shareholders as ordinary income dividends. A portion of the Fund's dividends may qualify for the corporate dividends received deduction, subject to certain limitations. The portion of the Fund's dividends qualifying for such deduction is generally limited to the aggregate taxable dividends received by the Fund from domestic corporations. Distributions paid from long-term capital gains of the Fund are treated by a shareholder for Federal income tax purposes as long-term capital gains, regardless of how long the shareholder has held Fund shares. A loss realized on a taxable disposition of Fund shares may be disallowed to the extent that additional Fund shares are purchased (including by reinvestment of distributions) within 30 days before or after such disposition.

If a shareholder disposes of shares held for six months or less at a loss, such loss is treated as a long-term capital loss to the extent of any long-term capital gains reported by the shareholder with respect to such shares.


The redemption of shares is a taxable event, and a shareholder may realize a capital gain or capital loss. The Fund will report to redeeming shareholders the proceeds of their redemptions. However, because the tax consequences of a redemption will also depend on the shareholder's basis in the redeemed shares for tax purposes, shareholders should retain their account statements for use in determining their tax liability on a redemption.

At the time of a shareholder's purchase, the Fund's net asset value may reflect undistributed income or capital gains. A subsequent distribution of these amounts by the Fund will be taxable to the shareholder even though the distribution economically is a return of part of the shareholder's investment.

The Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to non-corporate shareholders who have not complied with Internal Revenue Service taxpayer identification regulations. Shareholders may avoid this withholding requirement by certifying their proper Social Security Number and that they are not subject to backup withholding.

The creation of a Royce GiftShares Fund trust account for a beneficiary and any addition to an existing account will be subject to the reporting requirements of Federal gift tax law, which requires, in general, that a Federal gift tax return be filed reporting all gifts made by an individual during any calendar year, other than gifts of present interests in property that qualify for, and do not exceed, the amount of the Federal annual gift tax exclusion (currently, $10,000). Whether a particular gift of Fund shares qualifies for the annual exclusion will depend on the option selected by the donor in the adoption agreement. A gift of Fund shares may also be subject to state gift tax reporting requirements under the laws of the state in which the donor of the gift resides. The discussion of Federal income taxes above is for general information only. Shareholders may also be subject to state and local taxes on income and gains from their investment. See "Royce GiftShares Fund Investors" above and "Taxation Royce GiftShares Fund" in the Statement of Additional Information for more detailed information about tax matters applicable to an investment in Royce GiftShares Fund. Due to the complexity of Federal and state laws pertaining to all gifts in trust, prospective donors should consider consulting with an attorney or other qualified tax adviser before investing in Royce GiftShares Fund.



NET ASSET VALUE
PER SHARE

Net asset value per
share (NAV) is
determined each day
the New York Stock
Exchange is open

Shares are purchased and redeemed at their net asset value per share next determined after an order is received by the Fund's transfer agent or an authorized service agent or sub-agent. Net asset value per share is determined by dividing the total value of the Fund's investments plus cash and other assets, less any liabilities, by the number of outstanding shares of the Fund. Net asset value per share is calculated at the close of regular trading on the New York Stock Exchange on each day the Exchange is open for business.

In determining net asset value, securities listed on an exchange or the Nasdaq National Market System are valued on the basis of the last reported sale price prior to the time the valuation is made or, if no sale is reported for that day, at their bid price for exchange-listed securities and at the average of their bid and ask prices for Nasdaq securities. Quotations are taken from the market where the security is primarily traded. Other over-the-counter securities for which market quotations are readily available are valued at their bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established and supervised by the Board of Trustees. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services.



PURCHASING
SHARES

New accounts can be opened by completing a Trust Adoption Agreement and returning it to a broker-dealer having an agreement with RFS. If you need assistance with the Adoption Agreement or have any questions about the Fund, please contact your financial consultant or call Investor Information at 1-800-221-4268.

The minimum initial investment is $5,000. Subsequent investments may be made through your broker-dealer, or by mail ($50 minimum), wire ($1,000 minimum) or Express Service.

Consultant Class shares are offered at net asset value without an initial sales charge, but subject to a 0.75% annual asset-based sales charge for approximately eight years (at which time they automatically convert into Investment Class shares, that are identical to Consultant Class shares but that do not bear the sales charge). Consultant Class shares are also subject to a declining contingent deferred sales charge if redeemed, other than to pay taxes or trustee fees, within approximately six years after purchase. The contingent deferred sales charge is a percentage of the purchase price of the shares being redeemed and is paid to RFS. As shown below, the amount of the contingent deferred sales charge depends on the number of years after purchase that the redemption occurs:

Years After Purchase               0-1    1-2     2-3    3-4     4-5    5-6
                                   ---    ---     ---    ---     ---    ---
Contingent Deferred Sales Charge  5.00%  4.50%   4.00%  3.50%   2.50%  1.50%

Year one ends one year after the date on which the purchase was accepted and so on. Shares issued upon the reinvestment of distributions are not subject to the contingent deferred sales charge.


PURCHASING BY
EXPRESS
SERVICE

Additional purchases may be made through your brokerdealer, or directly by mail, by telephone, or automatically through the following options:

EXPEDITED PURCHASE OPTION permits you, at your discretion, to transfer funds ($100 minimum and $200,000 maximum) from your bank account to purchase shares by telephone or computer online access.

AUTOMATIC INVESTMENT PLAN allows you to make regular, automatic transfers ($50 minimum) from your bank account to purchase shares on the monthly or quarterly schedule you select.

To establish the Expedited Purchase Option and/or Automatic Investment Plan, please contact Investor Information at 1-800-221-4268.


IMPORTANT
ACCOUNT
INFORMATION

For our mutual protection, we may require a signature guarantee on certain written transaction requests. A signature guarantee verifies the authenticity of your signature and may be obtained from banks, brokerage firms and any other guarantor that our transfer agent deems acceptable. A signature guarantee cannot be provided by a notary public.


Telephone and
Online Access
Transactions

Neither the Fund nor its transfer agent will be liable for following instructions communicated by telephone or computer online access that are reasonably believed to be genuine. The transfer agent uses certain procedures designed to confirm that telephone and computer online access instructions are genuine, which may include requiring some form of personal identification prior to acting on the instructions, providing written confirmation of the transaction and/or recording incoming telephone calls, and if it does not follow such procedures, the Fund or the transfer agent may be liable for any losses due to unauthorized or fraudulent transactions.


Nonpayment

If your check or wire does not clear, or if payment is not received for any telephone or computer online access purchase, the transaction will be canceled and you will be responsible for any loss the Fund incurs.


Trade Date for
Purchases

Your trade date is the date on which share purchases are credited to your account. If your purchase is made by check, Federal Funds wire, telephone, computer online access or exchange and is received by the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time), your trade date is the date of receipt. If your purchase is received after the close of regular trading on the Exchange, your trade date is the next business day. Your shares are purchased at the net asset value determined on your trade date. Certificates will not be issued.

In order to prevent lengthy processing delays caused by the clearing of foreign checks, the Fund will accept only a foreign check which has been drawn in U.S. dollars and has been issued by a foreign bank with a United States correspondent bank.

The Trust reserves the right to suspend the offering of Fund shares to new investors. The Trust also reserves the right to reject any specific purchase request.



REDEEMING
SHARES

Until a Royce GiftShares Fund trust terminates, only the independent trustee, as the legal owner of the shares, may redeem them. The ability of the trustee to redeem shares, and of the beneficiary to compel redemption, is subject to the terms and conditions of the Royce GiftShares Fund Trust Instrument. Upon termination of the trust, the beneficiary may redeem any portion of his/her account at any time. You may request a redemption in writing or by telephone. Redemption proceeds normally will be sent within two business days after the receipt of the request in Good Order.


REDEEMING BY MAIL

Redemption requests should be mailed to The Royce Funds, c/o NFDS, P.O. Box 419012, Kansas City, MO 64141-6012. (For express or registered mail, send your request to The Royce Funds, c/o National Financial Data Services, 1004 Baltimore, 5th Floor, Kansas City, MO 64105.)

The redemption price of shares will be their net asset value (less any contingent deferred sales charge) next determined after NFDS or an authorized service agent or sub-agent has received all required documents in Good Order.


DEFINITION OF
GOOD ORDER

GOOD ORDER means that the request includes the following:

1.   The account number and Fund name.
2. The amount of the transaction (specified in dollars or shares).
3. Signatures of all owners exactly as they are registered on the account.
4. Signature guarantees if the value of the shares being redeemed exceeds $50,000 or if the payment is to be sent to an address other than the address of record or is to be made to a payee other than the shareholder.
5.   Certificates, if any are held.
6. Other supporting legal documentation that might be required, in the case of retirement plans, corporations, trusts, estates and certain other accounts.

If you have any questions about what is required as it pertains to your request, please call Shareholder Services at 1-800-841-1180.


REDEEMING BY
TELEPHONE

Upon termination of the trust, shareholders may redeem up to $50,000 of their Fund shares by telephone, provided the proceeds are mailed to their address of record. To redeem shares by telephone, you may call Shareholder Services at 1800-841-1180. Redemption requests received by telephone prior to the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) are processed on the day of receipt; redemption requests received by telephone after the close of regular trading on the Exchange are processed on the business day following receipt.

TELEPHONE REDEMPTIONS WILL NOT BE PERMITTED FOR A PERIOD OF SIXTY DAYS AFTER AS CHANGE IN THE ADDRESS OF RECORD. See also "Important Account Information
- Telephone and Online Access Transactions".


REDEEMING BY
EXPRESS
SERVICE

Upon termination of the Trust, you may elect the Express Service Automatic Withdrawal option or Expedited Redemption option by providing such information at or after trust maturity to the transfer agent. Under the Automatic Withdrawal option, shares will be automatically redeemed from your Fund account and the proceeds transferred to your bank account according to the schedule you have select. You must have at least $25,000 in your Fund account to establish the Automatic Withdrawal option. The Expedited Redemption option lets you redeem up to $50,000 of shares from your Fund account by telephone and transfer the proceeds directly to your bank account.


IMPORTANT
REDEMPTION
INFORMATION

The proceeds of a redemption may not be sent until payment for any recent purchase is collected, which may take up to fifteen calendar days. Otherwise, redemption proceeds must be sent to you within seven days of receipt of your request in Good Order.

If you experience difficulty in making a telephone redemption during periods of drastic economic or market changes, your redemption request may be made by regular or express mail. It will be processed at the net asset value next determined after your request has been received by the transfer agent in Good Order. The Trust reserves the right to revise or terminate the telephone redemption privilege at any time.

The Trust may suspend the redemption right or postpone payment at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the Securities and Exchange Commission.

Although the Trust will normally make redemptions in cash, it may cause the Fund to redeem in kind under certain circumstances.

THE ROYCE FUNDS
---------------
1414 Avenue of the Americas
New York, NY 10019
1-800-221-4268
funds@roycenet.com                                 THE ROYCE FUNDS
                                                   ---------------

INVESTMENT ADVISER
Royce & Associates, Inc.
1414 Avenue of the Americas
New York, NY 10019                                ROYCE GIFTSHARES
                                                         FUND
DISTRIBUTOR                                       CONSULTANT CLASS
Royce Fund Services, Inc.
1414 Avenue of the Americas
New York, NY 10019

TRANSFER AGENT
State Street Bank and Trust Company
c/o National Financial Data
Services P.O. Box 419012
Kansas City, MO 64141-6012
1-800-841-1180

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 1713
Boston, MA 02105

OFFICERS
Charles M. Royce, President and Treasurer
Thomas R. Ebright, Vice President
Jack E. Fockler, Jr., Vice President                      PROSPECTUS
W. Whitney George, Vice President                       JUNE 15, 1997
Daniel A. O'Byrne, Vice President and
  Assistant Secretary
John E. Denneen, Secretary

                        THE ROYCE FUND
              STATEMENT OF ADDITIONAL INFORMATION

      THE ROYCE FUND (the "Trust"), a Delaware business trust, is a professionally-managed open-end registered investment company, which offers investors the opportunity to invest in twelve portfolios or series. Two of the twelve series, Pennsylvania Mutual Fund and Royce GiftShares Fund, offer two classes of their shares, an Investment Class and a Consultant Class. Each series has distinct investment objectives and/or policies, and a shareholder's interest is limited to the series in which the shareholder owns shares. The twelve series are:

     Pennsylvania Mutual Fund           Royce Value Fund
     Royce Premier Fund                 Royce Total Return Fund
     Royce Micro-Cap Fund               Royce Global Services Fund
     Royce Equity Income Fund           PMF II
     Royce Low-Priced Stock Fund        Royce Financial Services Fund
     Royce GiftShares Fund              The REvest Growth & Income Fund


          This Statement of Additional Information relates to all of the series other than The REvest Growth & Income Fund (each a
"Fund" and collectively the "Funds"). REvest is covered by its own separate Statement of Additional Information.

         The Trust is designed for long-term investors, including those who wish to use shares of any Fund (other than Royce GiftShares Fund) as a funding vehicle for certain tax-deferred retirement plans (including Individual Retirement Account (IRA) plans), and not for investors who intend to liquidate their investments after a short period of time.

       This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Trust's current Prospectuses each of which is dated April 30, 1997 except for Royce GiftShares Fund Consultant Class which is dated June
15, 1997. Please retain this document for future reference. The audited financial statements and schedules of investments included in the Annual Reports to Shareholders of such Funds for the fiscal year or period ended December 31, 1996 are incorporated herein by reference. To obtain an additional copy of the Prospectus or Annual or Semi-Annual Reports to Shareholders for any of these Funds, please call Investor Information at 1-800-221-4268.

INVESTMENT ADVISER                                              TRANSFER AGENT
Royce & Associates, Inc. ("Royce")         State Street Bank and Trust Company
                                           c/o National Financial Data Services
DISTRIBUTOR                                                          CUSTODIAN
Royce Fund Services, Inc. ("RFS")          State Street Bank and Trust Company


                              June 15, 1997

                          TABLE OF CONTENTS

                                PAGE                                                   PAGE

INVESTMENT POLICIES AND                         INDEPENDENT ACCOUNTANTS.............    22
 LIMITATIONS..............       2              PORTFOLIO TRANSACTIONS..............    23
RISK FACTORS AND SPECIAL                        CODE OF ETHICS AND RELATED
CONSIDERATIONS...........        6               MATTERS.............................   25
MANAGEMENT OF THE TRUST...      11              PRICING OF SHARES BEING OFFERED.....    25
PRINCIPAL HOLDERS OF SHARES...  14              REDEMPTIONS IN  KIND................    26
INVESTMENT ADVISORY                             TAXATION............................    26
 SERVICES.................      17              DESCRIPTION OF THE TRUST...........     33
DISTRIBUTOR............         20              PERFORMANCE DATA...................     34
CUSTODIAN...................    22

              INVESTMENT POLICIES AND LIMITATIONS

     The following investment policies and limitations supplement those  set  forth  in the Funds' Prospectuses.  Unless  otherwise noted,  whenever  an  investment policy or  limitation  states  a maximum percentage of a Fund's assets that may be invested in any security or other asset or sets forth a policy regarding  quality
standards,  the  percentage  limitation  or  standard   will   be
determined   immediately  after  giving  effect  to  the   Fund's
acquisition  of  the  security or other asset.  Accordingly,  any subsequent  change  in values, net assets or other  circumstances will  not  be  considered in determining whether  the  investment complies with the Fund's investment policies and limitations.

      A  Fund's fundamental investment policies cannot be changed without  the  approval of a "majority of the  outstanding  voting securities"  (as defined in the Investment Company  Act  of  1940
(the  "1940  Act"))  of  the Fund.  Except  for  the  fundamental investment restrictions set forth below, the investment  policies
and   limitations  described  in  this  Statement  of  Additional
Information  are  operating policies and may be  changed  by  the
Board   of   Trustees  without  shareholder  approval.   However,
shareholders  will be notified prior to a material change  in  an operating policy affecting their Fund.

     NO FUND MAY, AS A MATTER OF FUNDAMENTAL POLICY:

          1.   Issue any senior securities;

          2.   Purchase  securities  on  margin  or  write   call
               options on its portfolio securities;

          3.   Sell securities short;

          4. Borrow money, except that each of the Funds may borrow money from banks as temporary measure for extraordinary or emergency purposes in an amount not exceeding 5% of such Fund's total assets;

          5.   Underwrite the securities of other issuers;

          6.   Invest  more than 10% of its total assets  in  the
               securities  of foreign issuers (except  for  Royce
               Global Services Fund, which is not subject to  any
               such   limitation,  and  for  PMF  II  and   Royce
               Financial Services Funds, which may invest  up  to
               25%   of  their  respective total assets  in  such
               securities );

          7.   Invest in restricted securities (except for  Royce
               Global  Services Fund, PMF II and Royce  Financial
               Services Fund, which each may invest up to 15% of its net assets in illiquid securities, including restricted securities) or in repurchase agreements which mature in more than seven days;

          8.   Invest   more  than  10%  (15%  for  Royce  Global
               Services Fund, PMF II and Royce Financial Services
               Fund)  of its assets in securities without readily
               available   market  quotations   (i.e.,   illiquid
               securities)(except for Pennsylvania  Mutual  Fund,
               which is not subject to any such limitation);

          9.   Invest,  with  respect to Royce  Value  and  Royce
               Equity Income Funds, more than 5% of such Fund's assets in the securities of any one issuer (except
               U.S. Government securities) or, with respect to 75% of the other Funds' total assets, more than 5% of such Fund's assets in the securities of any one issuer (except U.S. Government securities);

          10. Invest more than 25% of its assets in any one industry;

          11.  Acquire  (own, in the case of Pennsylvania  Mutual
               Fund) more than 10% of the outstanding voting securities of any one issuer;

          12.  Purchase  or  sell  real  estate  or  real  estate
               mortgage loans or invest in the securities of real
               estate   companies  unless  such  securities   are
               publicly-traded;

          13.  Purchase   or   sell  commodities   or   commodity
               contracts;

          14.  Make  loans,  except for purchases of portions  of
               issues  of publicly- distributed bonds, debentures
               and   other  securities,  whether  or   not   such
               purchases  are made upon the original issuance  of
               such  securities, and except that  each  Fund  may
               loan up to 25% of its assets to qualified brokers,
               dealers or institutions for their use relating  to
               short   sales  or  other  securities  transactions
               (provided that such loans are fully collateralized
               at all times);

          15. Invest in companies for the purpose of exercising control of management;

          16.  Purchase  portfolio securities from or  sell  such
               securities   directly  to  any  of   the   Trust's
               Trustees,   officers,  employees   or   investment
               adviser, as principal for their own accounts;

          17. Invest in the securities of other investment companies (except for Pennsylvania Mutual Fund,
               Royce  Global  Services Fund,  PMF  II  and  Royce
               Financial Services Fund, which may invest in the securities of other investment companies to the extent permitted by the 1940 Act); or

          18.  Invest  more  than  5%  of  its  total  assets  in
               warrants,   rights   and   options   (except   for
               Pennsylvania  Mutual Fund, which may not  purchase
               any warrants, rights or options).

     NO FUND MAY, AS A MATTER OF OPERATING POLICY:


           1.  Invest more than 5% of its net assets in
               lower-rated   (high-risk)   non-convertible   debt
               securities; or

           2.  Enter into repurchase agreements  with
               any party other than the custodian of its assets or having a term of more than seven days.



PENNSYLVANIA MUTUAL FUND
PMF II

      Pennsylvania Mutual Fund and PMF II may each invest  up  to
25%  of  the  value of  their total assets in the  securities  of other  investment companies (open or closed-end) and up to 5%  of their  total assets in the securities of any one other investment
company.   All  such  securities must be  acquired  in  the  open
market, in transactions involving no commissions or discounts  to a sponsor or dealer (other than customary brokerage commissions).
The issuers of such securities are not required to redeem them in an  amount  exceeding  1%  of  such  issuers'  total  outstanding securities  during  any  period of less  than  thirty  days,  and
Pennsylvania  Mutual Fund and PMF II will vote all  proxies  with respect to such securities in the same proportion as the vote  of all other holders of such securities.  Except for cash collateral received  in connection with their securities lending  activities and  invested in the money market funds of their custodian  bank, neither  Pennsylvania  Mutual Fund nor PMF  II  has  any  current
intention  of  investing  in  the  securities  of  any   open-end
investment companies.


ROYCE GLOBAL SERVICES FUND
ROYCE FINANCIAL SERVICES FUND

      Global Services and Financial Services Funds may invest in the securities of a company that is engaged in securities related activities as a broker, a dealer, an underwriter, an investment adviser registered under the Investment Advisers Act of 1940 or an investment adviser to an investment company, subject to the following limitations in the case of a company that, in its most recent fiscal year, derived more than 15% of its gross revenues from such activities:

     (a) The purchase cannot cause more than 5% of the Fund's assets to be invested in the securities of the company;

     (b) For an equity security, the purchase cannot result in the Fund owning more than 5% of the company's outstanding securities of that class; and

     (c) For a debt security, the purchase cannot result in the Fund owning more than 10% of the principal amount of the company's outstanding debt securities.

      In applying the gross revenues test, a company's gross revenues from its own securities related activities and from its ratable share of the securities related activities of enterprises of which it owns 20% or more of the voting or equity interest are considered in determining the degree to which the company is engaged in securities related activities. The limitations apply only at the time of the Fund's purchase of the securities of such a company. When Royce is considering purchasing or has purchased warrants or convertible securities of a securities related business for the Fund, the required determination is made as though such warrants or conversion privileges had been exercised.

      Global Services and Financial Services Funds are not permitted to acquire a general partnership interest or a security issued by their investment adviser or principal underwriter or any affiliated person of their investment adviser or principal underwriter.

     Global Services and Financial Services Funds may each invest up  to  20%  of its assets in the securities of other  investment companies, provided that (i) the Fund and all affiliated  persons of  the  Fund  do  not  invest  in more  than  3%  of  the  total outstanding stock of any one such company and (ii) the Fund  does not  offer  or sell its shares at a public offering  price  which includes  a  sales  load of more than 1 1/2%.  (The  20%  and  3%
limitations  do  not apply to securities received  as  dividends, through  offers  of exchange or as a result of a  reorganization, consolidation  or merger.) The other investment  company  is  not obligated to redeem those of its securities held by the  Fund  in an amount exceeding 1% of its total outstanding securities during any  period  of  less  than thirty days, and  the  Fund  will  be obligated  to  exercise voting rights with respect  to  any  such security  by  voting  the  securities held  by  it  in  the  same proportion as the vote of all other holders of the security.

       Global Services and Financial Services Funds do not currently intend to invest more than 5% of their assets in the securities of any one other investment company, to purchase securities of other investment companies (except in the open market where no commission other than the ordinary broker's commission is paid) or to purchase or hold securities issued by other open-end investment companies (except for cash collateral received in connection with their securities lending activities and invested in the money market funds of their custodian bank).

ROYCE GLOBAL SERVICES FUND
PMF II
ROYCE FINANCIAL SERVICES FUND

        Global Services Fund, PMF II and Financial Services  Fund
will  not  invest  more than 15% of their net asets  in  illiquid
securities,  including  those  restricted  securities  that   are
illiquid.   Illiquid  securities include  securities  subject  to
contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities
Act")  and other securities for which market quotations  are  not
readily  available.   Securities which have not  been  registered
under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer,
a  control   person  of the issuer or another  investor   holding
such securities.

      A  large  institutional market has  developed  for  certain securities  that  are  not registered under the  Securities  Act,
including foreign securities.   Institutional investors depend on
an  efficient   institutional market in  which  the  unregistered
security can be readily resold or on an issuer's ability to honor a  demand for repayment.  The fact that there are contractual  or legal  restrictions on resale to the general public or to certain institutions  may  not  be indicative of the  liquidity  of  such investments.

      Rule  144A under the Securities Act allows an institutional trading market for securities otherwise subject to restriction on resale  to  the  general public.  Rule 144A establishes  a  "safe harbor" from the registration requirements of the Securities  Act for  resales  of  certain  securities to qualified  institutional buyers.  An insufficient number of qualified institutional buyers interested  in purchasing certain restricted securities  held  by the Funds, however, could adversely affect  the marketability  of such  portfolio  securities, and the Funds  might  be  unable  to dispose  of  such  securities promptly or at  reasonable  prices.
Rule   144A  produces  enhanced  liquidity  for  many  restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation.


            RISK FACTORS AND SPECIAL CONSIDERATIONS

FUNDS' RIGHTS AS STOCKHOLDERS

      As  noted  above, no Fund may invest in a company  for  the purpose of exercising control of management.  However, a Fund may exercise its rights as a stockholder and communicate its views on important matters of policy to management, the board of directors and/or  stockholders if Royce or the Board of Trustees  determine that such matters could have a significant effect on the value of the Fund's investment in the company.  The activities that a Fund may engage in, either individually or in conjunction with others, may  include,  among  others,  supporting  or  opposing  proposed
changes   in   a  company's  corporate  structure   or   business
activities; seeking changes in a company's board of directors  or management; seeking changes in a company's direction or policies;
seeking  the sale or reorganization of a company or a portion  of its  assets;  or  supporting  or opposing  third  party  takeover
attempts.    This  area  of  corporate  activity  is   prone   to
litigation,  and it is possible that a Fund could be involved  in lawsuits  related  to such activities.  Royce will  monitor  such activities with a view to mitigating, to the extent possible, the risk  of  litigation  against the Funds and the  risk  of  actual
liability  if  a  Fund  is involved in litigation.   However,  no
guarantee can be made that litigation against a Fund will not  be undertaken or liabilities incurred.

      A Fund may, at its expense or in conjunction with others, pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders if Royce and the Trust's Board of Trustees determine this to be in the best interests of a Fund's shareholders.

SECURITIES LENDING

      Each  Fund  may  lend up to 25% of its assets  to  brokers, dealers  and  other  financial institutions.  Securities  lending allows the Fund to retain ownership of the securities loaned and, at  the same time, to earn additional income.  Since there may be delays  in  the recovery of loaned securities or even a  loss  of
rights   in   collateral  supplied  should  the   borrower   fail
financially, loans will be made only to parties that  participate in  a  Global Securities Lending Program monitored by the  Funds'
custodian  and  who  are deemed by it to  be  of  good  standing.
Furthermore,  such  loans  will  be  made  only  if,  in  Royce's judgment,  the consideration to be earned from such  loans  would justify the risk.

      Royce understands that it is the current view of the staff of the Securities and Exchange Commission that a Fund may engage in such loan transactions only under the following conditions:
(i) the Fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (ii) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (iii) after giving notice, the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned and to any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and
(vi) the Fund must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.


LOWER-RATED (HIGH-RISK) DEBT SECURITIES

      Each Fund may invest up to 5% of its net assets in lower-rated (high-risk) non-convertible debt securities. They may be rated from Ba to Ca by Moody's Investors Service, Inc. or from BB to D by Standard & Poor's Corporation or may be unrated. These securities have poor protection with respect to the payment of interest and repayment of principal and may be in default as to the payment of principal or interest. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay.
The market prices of lower-rated (high-risk) debt securities may fluctuate more than those of higher-rated debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

      While the market for lower-rated (high-risk) corporate debt securities has been in existence for many years and has weathered
previous   economic  downturns,  the  1980s  brought  a  dramatic
increase  in the use of such securities to fund highly  leveraged corporate  acquisitions and restructurings.  Past experience  may not  provide an accurate indication of the future performance  of the  high-yield/high-risk bond market, especially during  periods
of   economic  recession.   In  fact,  from  1989  to  1991,  the
percentage  of  lower-rated  (high-risk)  debt  securities   that
defaulted rose significantly above prior levels.

      The market for lower-rated (high-risk) debt securities  may be  thinner  and  less  active than that  for  higher-rated  debt securities,  which can adversely affect the prices at  which  the
former  are  sold.   If  market quotations cease  to  be  readily
available for a lower-rated (high-risk) debt security in which  a
Fund has invested, the security will then be valued in accordance
with  procedures established by the Board of Trustees.   Judgment
plays  a  greater  role in valuing lower-rated  (high-risk)  debt securities  than  is  the  case for  securities  for  which  more external  sources  for quotations and last sale  information  are
available.   Adverse publicity and changing investor  perceptions
may affect a Fund's ability to dispose of lower-rated (high-risk)
debt securities.

      Since  the risk of default is higher for lower-rated (high-
risk)  debt securities, Royce's research and credit analysis  may play  an  important part in managing securities of this type  for the  Funds.  In considering such investments for the Funds, Royce will attempt to identify those issuers of lower-rated (high-risk)
debt  securities  whose financial condition is adequate  to  meet future obligations, has improved or is expected to improve in the
future.   Royce's analysis may focus on relative values based  on
such  factors  as interest or dividend coverage, asset  coverage, earnings prospects and the experience and managerial strength  of the issuer.


FOREIGN INVESTMENTS

      Except for Royce Global Services Fund, which is not subject to  any  such limitation, each Fund may invest up to 10%  of  its total assets (25% for PMF II and Financial Services Fund) in  the securities  of foreign issuers.  Foreign investments can  involve significant  risks  in  addition to the risks  inherent  in  U.S.
investments.  The value of securities denominated in  or  indexed to  foreign  currencies and of dividends and interest  from  such securities  can  change  significantly  when  foreign  currencies
strengthen  or  weaken  relative to  the  U.S.  dollar.   Foreign
securities  markets generally have less trading volume  and  less liquidity  than U.S. markets, and prices on some foreign  markets can  be  highly  volatile.  Many foreign countries  lack  uniform
accounting   and   disclosure  standards  comparable   to   those
applicable  to  U.S. companies, and it may be more  difficult  to obtain  reliable  information  regarding  an  issuer's  financial condition  and  operations.  In addition, the  costs  of  foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investments.

      Foreign markets may offer less protection to investors than
U.S.  markets.   Foreign issuers, brokers and securities  markets
may  be subject to less government supervision.  Foreign security trading  practices,  including those  involving  the  release  of assets in advance of payment, may involve increased risks in  the event of a failed trade or the insolvency of a broker-dealer, and may  involve  substantial delays.  It may also  be  difficult  to enforce legal rights in foreign countries.

      Investing  abroad  also  involves different  political  and economic  risks.  Foreign investments may be affected by  actions
of   foreign  governments  adverse  to  the  interests  of   U.S.
investors,   including  the  possibility  of   expropriation   or
nationalization of assets, confiscatory taxation, restrictions on
U.S. investment or on the ability to repatriate assets or convert currency  into  U.S.  dollars or other  government  intervention.
There  may  be  a  greater  possibility  of  default  by  foreign
governments    or   foreign   government-sponsored   enterprises.
Investments  in foreign countries also involve a  risk  of  local political,  economic or social instability,  military  action  or unrest or adverse diplomatic developments.  There is no assurance that  Royce will be able to anticipate these potential events  or counter their effects.

     The considerations noted above are generally intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

     American Depositary Receipts (ADRs) are certificates held in trust by a bank or similar financial institution evidencing ownership of securities of a foreign-based issuer. Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying foreign securities in their national markets and currencies.

      ADR facilities may be established as either unsponsored  or sponsored.  While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating  to  the rights and obligations of ADR holders  and  the practices of market participants.  A depository may establish  an
unsponsored   facility   without  participation   by   (or   even
necessarily  the  acquiescence of) the issuer  of  the  deposited securities, although typically the depository requests  a  letter of  non-objection from such issuer prior to the establishment  of the facility.  Holders of unsponsored ADRs generally bear all the costs  of  such facilities.  The depository usually charges  fees upon the deposit and withdrawal of the deposited securities,  the conversion of dividends into U.S. dollars, the disposition of non-
cash  distributions and the performance of other  services.   The
depository  of  an unsponsored facility frequently  is  under  no obligation to distribute shareholder communications received from the  issuer of the deposited securities or to pass through voting rights  to  ADR  holders in respect of the deposited  securities.
Sponsored ADR facilities are created in generally the same manner
as   unsponsored  facilities,  except  that  the  issuer  of  the deposited  securities enters into a deposit  agreement  with  the
depository.   The  deposit  agreement sets  out  the  rights  and
responsibilities  of  the  issuer, the  depository  and  the  ADR
holders.   With sponsored facilities, the issuer of the deposited
securities generally will bear some of the costs relating to  the facility (such as deposit and withdrawal fees).  Under the  terms of  most sponsored arrangements, depositories agree to distribute notices  of shareholder meetings and voting instructions  and  to provide shareholder communications and other information  to  the
ADR  holders  at  the  request of the  issuer  of  the  deposited securities.



REPURCHASE AGREEMENTS

      In a repurchase agreement, a Fund in effect makes a loan by purchasing a security and simultaneously committing to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security.

      The Funds may engage in repurchase agreements with respect to any U.S. Government security. While it does not presently appear possible to eliminate all risks from these transactions
(particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Fund in connection with bankruptcy proceedings), it is the policy of the Trust to enter into repurchase agreements only with its custodian, State Street Bank and Trust Company, and having a term of seven days or less.


WARRANTS, RIGHTS AND OPTIONS

      Each  Fund, other than Pennsylvania Mutual Fund, may invest
up to 5% of its total assets in warrants, rights and options.   A
warrant,  right or call option entitles the holder to purchase  a given  security  within a specified period for a specified  price and does not represent an ownership interest.  A put option gives the holder the right to sell a particular security at a specified price  during the term of the option.  These securities  have  no voting  rights, pay no dividends and have no liquidation  rights.
In addition, their market prices do not necessarily move parallel to the market prices of the underlying securities.

      The  sale of warrants, right or options held for more  than one year generally results in a long-term capital gain or loss to the  Fund, and the sale of warrants, rights or options  held  for one  year or less generally results in a short term capital  gain
or  loss.   The  holding  period  for  securities  acquired  upon
exercise  of a warrant, right or call option, however,  generally begins  on the day after the date of exercise, regardless of  how
long  the  warrant,  right or option was  held.   The  securities
underlying warrants, rights and options could include  shares  of common  stock  of a single company or securities  market  indices representing shares of the common stocks of a group of companies, such as the S&P 600.

      Investing in warrants, rights and call options on a given security allows the Fund to hold an interest in that security without having to commit assets equal to the market price of the underlying security and, in the case of securities market indices, to participate in a market without having to purchase all of the securities comprising the index. Put options, whether on shares of common stock of a single company or on a securities market index, would permit the Fund to protect the value of a portfolio security against a decline in its market price and/or to benefit from an anticipated decline in the market price of a given security or of a market. Thus, investing in warrants, rights and options permits the Fund to incur additional risk and/or to hedge against risk.


PORTFOLIO TURNOVER

      For the year ended December 31, 1996 and the period from December 27, 1995 (commencement of operations) through December
31,  1995, Royce GiftShares Fund's portfolio turnover rates  were
93% and 0%, respectively. The Fund's portfolio turnover rate for its start-up period in 1995 was zero because the Fund was then investing its initial cash and did not sell any portfolio securities during this period.

                             * * *
      Royce  believes that Pennsylvania Mutual, Low-Priced Stock,
Royce  Value, Micro-Cap, GiftShares, Global Services, PMF II  and
Financial  Services  Funds are suitable for  investment  only  by persons  who  can invest without concern for current income,  and that  such  Funds  and Royce Premier Fund are suitable  only  for those  who  are  in a financial position to assume  above-average investment risks in search for long-term capital appreciation.

                    MANAGEMENT OF THE TRUST

      The following table sets forth certain information as to each Trustee and officer of the Trust:

                         Position
Name, Address and Age    Held         Principal Occupations During
                         with the     Past 5 Years
                         Trust

Charles M. Royce*        Trustee,     President, Managing Director
(57)                     President    (since April 1997), Secretary,
1414 Avenue of           and          Treasurer, sole director and
the                      Treasurer    sole voting shareholder of
  Americas                            Royce & Associates, Inc.
New York, NY                          ("Royce"), formerly named Quest
10019                                 Advisory Corp., the Trust's and
                                      its predecessors' principal
                                      investment adviser; Trustee,
                                      President and  Treasurer of the
                                      Trust and its predecessors;
                                      Director, President and
                                      Treasurer of Royce Value Trust,
                                      Inc. ("RVT"), Royce Micro-Cap
                                      Trust, Inc. ("OTCM") (since
                                      September 1993) and, Royce
                                      Global Trust, Inc. ("RGT")
                                      (since October 1996), closed-end
                                      diversified management
                                      investment companies of which
                                      Royce is the investment adviser;
                                      Trustee, President and Treasurer
                                      of Royce Capital Fund ("RCF")
                                      (since December 1996), an open-
                                      end diversified management
                                      investment company of which
                                      Royce is the investment adviser
                                      (the Trust, RVT, OTCM, RGT and
                                      RCF collectively, "The Royce
                                      Funds"); Secretary and sole
                                      director and shareholder of
                                      Royce Fund Services, Inc.
                                      ("RFS"), formerly named Quest
                                      Distributors, Inc., the
                                      distributor of the Trust's
                                      shares; and managing general
                                      partner of  Royce Management
                                      Company ("RMC"), formerly named
                                      Quest Management Company, a
                                      registered investment adviser,
                                      and its predecessor.



Thomas R. Ebright*(52)   Trustee      Vice President of Royce; Trustee
50 Portland Pier         and Vice     of  the Trust and one of its
Portland, ME 04101       President    predecessors ; Vice President of
                                      the Trust  and one of its
                                      predecessors; Director of RVT
                                      and, since September 1993, OTCM;
                                      Vice President since November
                                      1995 (President until October
                                      1995) and Treasurer of RFS;
                                      general partner of RMC and its
                                      predecessor until June 1994;
                                      President, Treasurer and a
                                      director and principal
                                      shareholder of Royce, Ebright &
                                      Associates, Inc., the investment
                                      adviser for a series of TRF
                                      since June 1994; director of
                                      Atlantic Pro Sports, Inc. and of
                                      the Strasburg Rail Road Co.
                                      since March 1993; and President
                                      and principal owner of Baltimore
                                      Professional Hockey, Inc. until
                                      May 1993.

Hubert L. Cafritz(73)    Trustee      Financial consultant.
9421 Crosby Road
Silver Spring, MD
20910

Richard M. Galkin(59)    Trustee      Private  investor and  President
                                      of Richard M. Galkin Associates,
5284 Boca Marina                      Inc., tele-communications
Boca Raton, FL                        consultants.
33487

Stephen L. Isaacs(57)    Trustee      President  of  The  Center   for
                                      Health  and Social Policy  since
60 Haven Street,                      September  1996;  President   of
Fl. B-2                               Stephen  L.  Isaacs  Associates,
New York,  NY 10032                   Consultants;  and  Director   of
                                      Columbia  University Development
                                      Law    and    Policy    Program;
                                      Professor at Columbia University
                                      until August 1996.

William L. Koke(62)      Trustee      Registered  investment   adviser
                                      and   financial   planner   with
73 Pointina Road                      Shoreline Financial Consultants.
Westbrook, CT 06498

David L. Meister(57)     Trustee      Consultant to the communications
                                      industry since January 1993; and
111 Marquez Place                     Executive  officer  of   Digital
Pacific Palisades, CA                 Planet  Inc. from April 1991  to
90272                                 December 1992.


Jack E. Fockler,Jr*      Vice         Managing  Director (since  April
(38)                     President    1997)  and Vice President (since
1414 Avenue of                        August  1993)  of Royce,  having
the Americas                          been  employed  by  Royce  since
New York, NY 10019                    October 1989; Vice President  of
                                      RGT  (since  October 1996),  RCF
                                      (since  December 1996)  and  the
                                      other  Royce Funds (since  April
                                      1995);  Vice  President  of  RFS
                                      (since   November   1995);   and
                                      general  partner  of  RMC  since
                                      July 1993.

   W. Whitney            Vice         Managing  Director (since  April
George* (39)             President    1997)  and Vice President (since
1414 Avenue of                        August  1993)  of Royce,  having
the Americas                          been  employed  by  Royce  since
New York, NY 10019                    October  1991; Trustee and  Vice
                                      President of RCF (since December
                                      1996);  Vice  President  of  RGT
                                      (since October 1996) and of  the
                                      other  Royce Funds (since  April
                                      1995);  and  general partner  of
                                      RMC  and  its predecessor  since
                                      January 1992.

Daniel A.               Vice         Vice  President of Royce  (since
O'Byrne* (35)           President    May  1994), having been employed
1414 Avenue of          and          by Royce since October 1986; and
the Americas            Assistant    Vice  President  of  RGT  (since
New York, NY 10019      Secretary    October  1996),  of  RCF  (since
                                     December 1996) and of the  other
                                     Royce Funds (since July 1994).

John E. Denneen*        Secretary    Associate  General  Counsel  and
(30)                                 Chief   Compliance  Officer   of
1414 Avenue of                       Royce    (since    May    1996);
the Americas                         Secretary of RGT (since  October
New York, NY 10019                   1996),  of  RCF (since
New   York, NY 10019                 December 1996)  and  of the other
                                     Royce  Funds  (since  June  1996);
                                     and Associate  of  Seward  &  Kissel
                                     from September 1992 to May 1996.
____________________________________________________________________
      *An  "interested  person" of the Trust and/or  Royce  under
Section 2(a)(19) of the 1940 Act.

      All of the Trust's trustees, other than Messrs. Cafritz and Koke, are also directors/trustees of RVT, OTCM , RGT and RCF, except for Mr. Ebright, who is not a director of RGT or a trustee of RCF.

      The Board of Trustees has an Audit Committee, comprised of Hubert L. Cafritz, Richard M. Galkin, Stephen L. Isaacs, William
L. Koke and David L. Meister. The Audit Committee is responsible for recommending the selection and nomination of independent auditors of the Funds and for conducting post-audit reviews of their financial conditions with such auditors.


     For the year ended December 31, 1996, the following trustees and affiliated persons of the Trust received compensation from the Trust and its predecessor and/or the other funds in the group of registered investment companies comprising The Royce Funds:


                        Aggregate
                        Compensation
                        From Trust         Pension or Retirement        Total Compensation
                        and its            Benefits Accrued As          from The Royce Funds
Name                    Predecessor        Part of Trust Expenses       paid to Trustee/Directors
----                    -----------        ----------------------       -------------------------

Hubert L. Cafritz         $ 25,750                  N/A                  $25,750
Trustee

Richard M. Galkin,          37,000                  N/A                   64,000
Trustee

Stephen L. Isaacs,          37,000                  N/A                   64,000
Trustee

William L. Koke,            25,750                  N/A                   25,750
Trustee

David L. Meister,           37,000                  N/A                   64,000
Trustee

John D. Diederich          107,075                 $9,448                    N/A
Director of
 Operations

Howard J. Kashner           71,491                  4,731                    N/A
General Counsel



                    PRINCIPAL HOLDERS OF SHARES

     As of May 20, 1997, the following persons were known to the Trust to be the record or beneficial owners of 5% or more of the outstanding shares of certain of its Funds:


                                           Number          Type of          Percentage of
Fund                                       of Shares       Ownership        Outstanding Shares
----                                       ---------       ---------        ------------------

   Pennsylvania Mutual Fund
------------------------
Laird Lorton Trust Company C/F             4,109,649        Record              7.0%
Administrative Systems Inc.
Norton Building, 16th Floor
801 Second Avenue
Seattle, WA 98104-1509

Charles Schwab & Co., Inc.                 9,500,009        Record             16.06%
101 Montgomery Street
San Francisco, CA 94104

Royce Premier Fund
------------------
Charles Schwab & Co., Inc.                14,429,176        Record             32.6%
101 Montgomery Street
San Francisco, CA 94104

Wheat First Securities Inc.                5,461,476        Record             12.3%
Special Custody Account
FBO Fundsource
Attn. No Load Unit
P.O. Box 6540
Glen Allen, VA 23058-6540

Royce Micro-Cap Fund
--------------------
Charles Schwab & Co., Inc.                 4,385,833        Record             25.9%
101 Montgomery Street
San Francisco, CA 94104

Royce Equity Income Fund
------------------------
Charles Schwab & Co., Inc.                 2,165,692        Record             38.0%
101 Montgomery Street
San Francisco, CA 94104

Royce Low-Priced Stock Fund
---------------------------
Andrew & Company                             140,781        Record              5.6%
C/O Chase Manhattan Bank NA
1211 Avenue of the Americas
New York, NY 10036

Charles Schwab & Co., Inc.                   951,218        Record             37.5%
101 Montgomery Street
San Francisco, CA 94104

Royce Management Company                     217,945        Record and          8.6%
8 Soundshore Drive                                          Beneficial
Greenwich, CT 06830

Fleet National Bank,                         144,987        Record              5.7%
Custodian
FBO Brown University
One East Avenue
Rochester, NY 14638

Royce GiftShares Fund
---------------------
W. Whitney George , Trustee                  146,156        Record and         70.3%
The Royce 1992 GST Trust                                    Beneficial
1414 Avenue of the Americas
New York, NY 10019


Royal Total Return Fund
-----------------------
Charles Schwab & Co. Inc.                    986,640        Record             28.6%
Attn. Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4122

FTC & Co..                                   228,643        Record              6.6%
Datalynx #154
P.O. Box 173736
Denver, CO 80217-3736

Royce Global Services Fund
--------------------------
Charles M. Royce                             145,868        Record and         45.5%
1414 Avenue of the Americas                                 Beneficial
New York, NY 10019

National City Bank                            50,363        Record             15.9%
FBO Scott F. Zimmerman
P.O. Box 94777
Cleveland, OH 44101


Bruce Museum Inc.                             46,662        Record and         14.8%
Museum Drive                                                Beneficial
Greenwich, CT 06830

PMF II
------
Charles Schwab & Co. Inc.                    623,708        Record            18.1 %
Attn. Mutual Fund Dept.
101 Montgomery St.
San Francisco, CA 94104-4122

Steven F. Fischer &                          252,712        Record              7.3%
Frederick C. Fisher Co.
TTEES U/A/D 1/1/76
Fischer Special Manufacturing
111 Industrial Road
Cold Spring, KY 41076-9020


      As of May 20, 1997, all of the trustees and officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of each of Pennsylvania Mutual, Royce Premier, Equity Income, Total Return and Value Funds, approximately 1.1% of the outstanding shares of Royce Micro-Cap Fund, approximately 19.9% of the outstanding shares of Royce Low-Priced Stock Fund, approximately 70.9% of the outstandaing shares of Royce GiftShares Fund, approximately 53.0% of the outstanding shares of Royce Global Services Fund and approximately 2.9% of the outstandaing shares of PMF II.

      As of the date of this Statement of Additional Information,
Charles M. Royce owned 100%  of the outstanding shares of   Royce
Financial Services Fund.


                       INVESTMENT ADVISORY SERVICES

SERVICES PROVIDED BY ROYCE

      As  compensation  for  its services  under  the  Investment
Advisory Agreements with the Funds, Royce is entitled to receive the following fees:

                                      Percentage PerAnnum
Fund                                  of Fund's Average Net Assets
----                                  ----------------------------
[S]                                   [C]

Pennsylvania Mutual Fund              1.00% of first $50,000,000,
                                      .875% of next $50,000,000 and
                                      .75% of any additional average net assets
Royce Premier Fund                    1.00%
Royce Micro-Cap Fund                  1.50%
Royce Equity Income Fund              1.00%
Royce Low-Priced Stock Fund           1.50%
Royce GiftShares Fund                 1.25%
Royce Value Fund                      1.00% of first $50,000,000,
                                      .875% of next $50,000,000 and
                                      .75% of any additional average net assets
Royce Total Return Fund               1.00%
Royce Global Services Fund            1.50%
PMF II                                1.00%
Royce Financial Services Fund         1.00%


Such fees are payable monthly from the assets of the Fund involved and, in the case of Pennsylvania Mutual Fund, are allocated between the Investment and Consultant Classes of its shares based on their relative net assets.

       Under  the  Investment  Advisory  Agreements,  Royce   (i)
determines the composition of each Fund's portfolio, the nature and timing of the changes in it and the manner of implementing such changes, subject to any directions it may receive from the
Trust's   Board  of  Trustees;  (ii)  provides  each  Fund   with
investment advisory, research and related services for the investment of its assets; (iii) furnishes, without expense to the Trust, the services of certain of its executive officers and full-
time  employees;  and  (iv)  pays  such  persons'  salaries   and
executive  expenses and all expenses incurred in  performing  its
investment   advisory   duties  under  the  Investment   Advisory
Agreements.

      The Trust pays all administrative and other costs and expenses attributable to its operations and transactions, including, without limitation, transfer agent and custodian fees; legal, administrative and clerical services; rent for its office space and facilities; auditing; preparation, printing and distribution of its prospectuses, proxy statements, shareholders reports and notices; supplies and postage; Federal and state registration fees; Federal, state and local taxes; non-affiliated trustees' fees; and brokerage commissions.

      For  each of the three years ended December 31, 1994,  1995 and 1996, as applicable, Royce received advisory fees from the Funds (net of any amounts waived by Royce) and waived advisory fees payable to it, as follows:


                                                   Net Advisory Fees          Amounts
                                                   Received by Royce          Waived by Royce
                                                   -----------------          ---------------
     Pennsylvania Mutual Fund
     ------------------------
     1994                                           $   6,831,793                $     -
     1995                                               5,361,354                   88,173
     1996                                               4,104,694                  198,074


     Royce Premier Fund
     ------------------
     1994                                           $   1,400,394                $     -
     1995                                               2,603,445                    6,279
     1996                                               2,838,340                   65,000


     Royce Micro-Cap Fund
     --------------------
     1994                                           $     295,148                $  20,330
     1995                                                 804,905                   14,047
     1996                                               1,792,264                   96,036


     Royce Equity Income Fund
     ------------------------
     1994                                           $     820,662                $  53,626
     1995                                                 598,783                   57,030
     1996                                                 360,791                   25,696


     Royce Low-Priced Stock Fund
     ---------------------------
     1994                                           $           0                $  15,727
     1995                                                   6,174                   31,425
     1996                                                 122,045                   51,828


     Royce GiftShares Fund
     ---------------------
     1995*                                          $           0                $      86
     1996                                                       0                    7,866


     Royce Value Fund
     ----------------
     1994                                           $   1,503,696                $      -
     1995                                               1,424,451                   16,222
     1996                                               1,322,009                       -


     Royce Total Return Fund
     -----------------------
     1994                                           $           0                   10,506
     1995                                                  12,027                    9,947
     1996                                                  12,189                   28,758


     Royce Global Services Fund
     --------------------------
     1994**                                         $           0                $     367
     1995                                                       0                  20, 261
     1996                                                       0                   29,185

     PMF II
     ------
     1996***                                        $           0                $  12,215



__________

*    December 27, 1995 (commencement of operations) to  December 31, 1995
**   December  15, 1994 (commencement of operations) to  December 31, 1994
***  November 19, 1996 (commencement of operations) to December 31, 1996




                              DISTRIBUTOR

      RFS, the distributor of the shares of each Fund, has its office at 1414 Avenue of the Americas, New York, New York 10019.
It was organized in November 1982 and is a member of the National
Association of Securities Dealers, Inc. ("NASD").

       As compensation for its services and for the expenses payable by it under the Distribution Agreement with the Trust, RFS is entitled to receive, for and from the assets of the Fund involved, a monthly fee equal to 1% per annum (consisting of an asset-based sales charge of .75% and a personal service and/or account maintenance fee of .25%) of Pennsylvania Mutual Fund's Consultant Class, of Royce GiftShares Fund's Consultant Class, and of Royce Value Fund's respective average net assets and .25% per annum (consisting of an asset-based sales charge) of Royce GiftShares Fund's Investment Class, Royce Low-Priced Stock, Total Return, Global Services and Financial Services Funds' respective average net assets. Except to the extent that they may be waived by RFS, these fees are not subject to any required reductions. RFS is also entitled to receive the proceeds of any front-end sales loads that may be imposed on purchases of shares of
Pennsylvania  Mutual  Fund's Consultant Class,  Royce  GiftShares
Fund's  Consultant  Class  and  Royce  Value  Fund  and  of   any
contingent  deferred  sales  charges  that  may  be  imposed   on
redemptions of such shares. Currently Royce GiftShares Fund's Consultant Class shares bear a contingent deferred sales charge which declines from 5% during the first year after purchase to
1.5%  during  the  sixth  year  after  purchase.   No  contingent
deferred   sales  charge  is  imposed  after  the   sixth   year.
Pennsylvania Mutual Fund's Investment Class, Royce Premier, Micro-Cap, Equity Income and GiftShares Funds and PMF II do not pay any fees to RFS under the Distribution Agreement.

      Under the Distribution Agreement, RFS (i) seeks to promote the sale and/or continued holding of shares of such Funds through a variety of activities, including advertising, direct marketing and servicing investors and introducing parties on an on-going basis; (ii) pays sales commissions and other fees to those broker-dealers, investment advisers and others (excluding banks) who have introduced investors to such Funds (which commissions and other fees may or may not be the same amount as or otherwise comparable to the distribution fees payable to RFS); (iii) pays the cost of preparing, printing and distributing any advertising or sales literature and the cost of printing and mailing the Funds' prospectuses to persons other than shareholders of the Funds; and (iv) pays all other expenses incurred by it in promoting the sale and/or continued holding of the shares of such Funds and in rendering such services under the Distribution Agreement. The Trust bears the expense of registering its shares with the Securities and Exchange Commission and the cost of qualifying and maintaining the qualification of its shares for sale under the securities laws of the various states.

      The Trust entered into the Distribution Agreement with RFS pursuant to a Distribution Plan which, among other things, permits each Fund that remains covered by the Plan to pay the monthly distribution fee out of its net assets. As required by Rule 12b-1 under the 1940 Act, the Plan has been approved by the shareholders of each Fund or class of shares that remains covered by the Plan and by the Trust's Board of Trustees (which also approved the Distribution Agreement pursuant to which the distribution fees are paid), including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Agreement.

      In approving the Plan, the Trustees, in accordance with the requirements of Rule 12b-1, considered various factors (including the amount of the distribution fees) and determined that there is a reasonable likelihood that the Plan will benefit each Fund and its shareholders or class of shareholders.

     The Plan may be terminated as to any Fund or class of shares by vote of a majority of the non-interested Trustees who have no direct or indirect financial interest in the Plan or in the Distribution Agreement or by vote of a majority of the outstanding voting securities of such Fund or class. Any change in the Plan that would materially increase the distribution cost to a Fund or class of shares requires approval by the shareholders of such Fund or class; otherwise, the Plan may be amended by the Trustees, including a majority of the non-interested Trustees, as described above.

      The Distribution Agreement may be terminated as to any Fund or class of shares at any time on 60 days' written notice and without payment of any penalty by RFS, by the vote of a majority of the outstanding voting securities of such Fund or class or by the vote of a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related thereto.

      The Distribution Agreement and the Plan, if not sooner terminated in accordance with their terms, will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Trustees who are not parties to the Agreement or interested persons of any such party and who have no direct or indirect financial interest in the Plan or the Agreement and
(ii) either by the vote of a majority of the outstanding voting securities of the Fund or class of shares involved or by the vote of a majority of the entire Board of Trustees.

     While the Plan is in effect, the selection and nomination of those Trustees who are not interested persons of the Trust will be committed to the discretion of the Trustees who are not interested persons.

      For the year ended December 31, 1996, Royce Value Fund paid distribution fees to RFS of $1,013,215 (net of $505,034 waived by RFS -- 1% of its average net assets during such year before giving effect to such waiver and 0.67% of its average net assets after giving effect to such waiver). RFS spent the distribution fees paid to it by and the proceeds of contingent deferred sales charges released to it for Royce Value Fund during 1996 primarily to compensate introducing brokers.

      RFS has temporarily waived the distribution fees payable to it by Royce Low-Priced Stock, Total Return and Global Services
Funds,  PMF II and Royce Financial  Services Fund .

      No trustee of the Trust who was not an interested person of the Trust had any direct or indirect financial interest in the operation of the Plan or the Distribution Agreement. Charles M. Royce, an interested person of the Trust, Royce and RFS, had such an interest.

     The benefits to Royce Value Fund included the receipt of net proceeds of $3,630,516 from sales of its shares during the fiscal year ended December 31, 1996. The value of shares redeemed by such Fund during such year aggregated $43,873.860.

      Under the Rules of Fair Practice of the NASD, the front-end sales loads, asset-based sales charges and contingent deferred sales charges payable by any Fund and/or the shareholders thereof to RFS are limited to (i) 6.25% of total new gross sales occurring after July 7, 1993 plus interest charges on such amount at the prime rate plus 1% per annum, increased by (ii) 6.25% of total new gross sales occurring after such Fund first adopted the Plan until July 7, 1993 plus interest charges on such amount at the prime rate plus 1% per annum less any front-end, asset-based or deferred sales charges on such sales or net assets resulting from such sales.


                           CUSTODIAN

      State Street Bank and Trust Company ("State Street") is the custodian for the securities, cash and other assets of each Fund and the transfer agent and dividend disbursing agent for the shares of each Fund, but it does not participate in any Fund's investment decisions. The Trust has authorized State Street to deposit certain domestic and foreign portfolio securities in several central depository systems and to use foreign sub-custodians for certain foreign portfolio securities, as allowed by Federal law. State Street's main office is at 225 Franklin Street, Boston, Massachusetts 02107. All mutual fund transfer, dividend disbursing and shareholder service activities are performed by State Street's agent, National Financial Data Services, at 1004 Baltimore, Kansas City, Missouri 64105.

      State Street is responsible for the calculation of each Fund's daily net asset value per share and for the maintenance of its portfolio and general accounting records and also provides certain shareholder services.

                    INDEPENDENT ACCOUNTANTS

      Coopers & Lybrand L.L.P., whose address is One Post  Office
Square,   Boston,  Massachusetts   02109,  are  the   independent
accountants of the Trust.

                    PORTFOLIO TRANSACTIONS

      Royce is responsible for selecting the brokers who effect the purchases and sales of each Fund's portfolio securities. No broker is selected to effect a securities transaction for a Fund unless such broker is believed by Royce to be capable of obtaining the best price and execution for the security involved in the transaction. In addition to considering a broker's execution capability, Royce generally considers the brokerage and research services which the broker has provided to it, including any research relating to the security involved in the transaction and/or to other securities. Such services may include general economic research, market and statistical information, industry and technical research, strategy and company research and performance measurement and may be written or oral. Royce determines the overall reasonableness of brokerage commissions paid, after considering the amount another broker might have charged for effecting the transaction and the value placed by Royce upon the brokerage and/or research services provided by such broker, viewed in terms of either that particular transaction or Royce's overall responsibilities with respect to its accounts.

      Royce is authorized, under Section 28(e) of the Securities Exchange Act of 1934 and under its Investment Advisory Agreements with the Trust, to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and research services provided by the broker.

     Brokerage and research services furnished by brokers through whom a Fund effects securities transactions may be used by Royce in servicing all of its accounts and those of RMC, and not all of such services may be used by Royce in connection with the Trust or any one of its Funds.

      Royce may also place a Fund's brokerage business with firms which promote the sale of the Funds' shares, consistent with achieving the best price and execution. In no event will a Fund's brokerage business be placed with RFS.

      Even though investment decisions for each Fund are made independently from those for the other Funds and the other accounts managed by Royce and RMC, securities of the same issuer are frequently purchased, held or sold by more than one Royce/RMC account because the same security may be suitable for all of them. When the same security is being purchased or sold for more than one Royce/RMC account on the same trading day, Royce seeks to average the transactions as to price and allocate them as to amount in a manner believed to be equitable to each. Such purchases and sales of the same security are generally effected pursuant to Royce/RMC's Trade Allocation Guidelines and Procedures. Under such Guidelines and Procedures, unallocated orders are placed with and executed by broker-dealers during the trading day. The securities purchased or sold in such transactions are then allocated to one or more of Royce's and RMC's accounts at or shortly following the close of trading, using the average net price obtained. Such allocations are done based on a number of judgmental factors that Royce and RMC believe should result in fair and equitable treatment to those of their accounts for which the securities may be deemed suitable. In some cases, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained for a Fund.

     During each of the three years ended December 31, 1994, 1995 and 1996, the Funds paid brokerage commissions as follows:

Fund                              1994          1995          1996
----                              ----          ----          ----

[S]                            [C]           [C]            [C]

Pennsylvania Mutual Fund       $797,686      $683,334       $935,022
Royce Premier Fund              465,986       419,040        429,150
Royce Micro-Cap Fund             41,497       117,909        295,737
Royce Equity Income Fund        218,843       119,097         80,692
Royce Low-Priced Stock Fund      12,946        22,645        114,456
Royce GiftShares Fund               -             760*         3,555
Royce Value Fund                138,437       114,296        187,689
Royce Total Return Fund           6,231         6,117         21,379
Royce Global Services Fund          382**       6,199          6,872
PMF II                              -              -          29,490***
_________________
* For the period from December 27, 1995 (commencement of operations) to December 31, 1995
** For the period from December 15, 1994 (commencement of operations) to December 31, 1994
*** For the period from November 19, 1996 (commencement of operations) to December 31, 1996


      For  the year ended December 31, 1996, the aggregate amount
of   brokerage  transactions  of  each  Fund  having  a  research component and the amount of commissions paid by each Fund for such transactions were as follows:



                                    Aggregate Amount of
                                    Brokerage Transactions                 Commissions Paid
Fund                                Having a Research Component            For Such Transactions
----                                ---------------------------            ---------------------

Pennsylvania  Mutual Fund              $  94,132,403                         $  307,755
Royce Premier Fund                        49,849,078                            140,207
Royce Micro-Cap Fund                      11,407,913                             56,499
Royce Equity Income Fund                   7,044,321                             27,376
Royce Low-Priced Stock Fund                2,510,264                             15,390
Royce GiftShares Fund                        239,455                                957
Royce Value Fund                          28,074,006                             81,397
Royce Total Return Fund                      927,710                              3,075
Royce Global Services Fund                   501,800                              1,696
PMF II*                                          -0-                                -0-

_________________

* For the period from November 19, 1996 (commencement of operations) to December 31, 1996


               CODE OF ETHICS AND RELATED MATTERS

       Royce, RFS, RMC and The Royce Funds have adopted a Code of Ethics under which directors, officers, employees and partners of Royce, RFS and RMC ("Royce-related persons") and interested trustees/directors, officers and employees of The Royce Funds are prohibited from personal trading in any security which is then being purchased or sold or considered for purchase or sale by a Royce Fund or any other Royce or RMC account. Such persons are permitted to engage in other personal securities transactions if
(i) the securities involved are United States Government debt securities, municipal debt securities, money market instruments, shares of affiliated or non-affiliated registered open-end investment companies or shares acquired from an issuer in a rights offering or under an automatic dividend reinvestment or employer-sponsored automatic payroll-deduction cash purchase plan or (ii) they first obtain permission to trade from Royce's Compliance Officer and an executive officer of Royce. The Code contains standards for the granting of such permission, and it is expected that permission to trade will be granted only in a limited number of instances.

     Royce's and RMC's clients include several private investment companies in which Royce or RMC has (and, therefore, Charles M. Royce, Jack E. Fockler, Jr. and/or W. Whitney George may be deemed to beneficially own) a share of up to 15% of the company's realized and unrealized net capital gains from securities transactions, but less than 5% of the company's equity interests. The Code of Ethics does not restrict transactions effected by Royce or RMC for such private investment company accounts. Transactions for such private investment company accounts are subject to Royce's and RMC's allocation policies and procedures. See "Portfolio Transactions".

      As  of  May  20,  1997, Royce-related  persons,  interested trustees/directors, officers and employees of The Royce Funds and members of their immediate families beneficially owned shares  of
The  Royce  Funds  having  a total value of  approximately  $27.4 million, and Royce's and RMC's equity interests in Royce related private investment companies totalled approximately $3.3 million.


                PRICING OF SHARES BEING OFFERED

      The purchase and redemption price of each Fund's shares is based on the Fund's current net asset value per share. See "Net
Asset Value Per Share" in the Funds' Prospectuses.

      As set forth under "Net Asset Value Per Share", the Funds' custodian determines the net asset value per share of each Fund at the close of regular trading on the New York Stock Exchange on each day that the Exchange is open. The Exchange is open on all weekdays which are not holidays. Thus, it is closed on Saturdays and Sundays and on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
                      REDEMPTIONS IN KIND

     It is possible that conditions may arise in the future which would, in the judgment of the Board of Trustees or management, make it undesirable for a Fund to pay for all redemptions in cash. In such cases, payment may be made in portfolio securities or other property of the Fund. However, the Trust has obligated itself under the 1940 Act to redeem for cash all shares presented for redemption by any one shareholder up to $250,000 (or 1% of the Trust's net assets if that is less) in any 90-day period. Securities delivered in payment of redemptions would be selected by Royce and valued at the same value assigned to them in computing the net asset value per share for purposes of such redemption. Shareholders receiving such securities would incur brokerage costs when these securities are sold.

                            TAXATION

      Each Fund (except Royce Financial Services Fund) has qualified, intends to qualify and to remain qualified, and Royce Financial Services Fund intends to qualify and to remain qualified, each year for the tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, a Fund must comply with certain requirements of the Code relating to, among other things, the source of its income and the diversification of its assets.

      By so qualifying, a Fund will not be subject to Federal income taxes to the extent that its net investment income and capital gain net income are distributed, so long as the Fund distributes, as ordinary income dividends, at least 90% of its investment company taxable income.

      A non-deductible 4% excise tax will be imposed on a Fund to the extent that the Fund does not distribute (including by declaration of certain dividends), during each calendar year, (i) 98% of its ordinary income for such calendar year, (ii) 98% of its capital gain net income for the one-year period ending October 31 of such calendar year (or the Fund's actual taxable year ending December 31, if elected) and (iii) certain other amounts not distributed in previous years. To avoid the application of this tax, each Fund intends to distribute substantially all of its net investment income and capital gain net income at least annually to its shareholders.

      Each Fund maintains accounts and calculates income by reference to the U.S. dollar for U.S. Federal income tax purposes. Investments calculated by reference to foreign currencies will not necessarily correspond to a Fund's distributable income and capital gains for U.S. Federal income tax purposes as a result of fluctuations in foreign currency exchange rates. Furthermore, if any exchange control regulations were to apply to a Fund's investments in foreign securities, such regulations could restrict that Fund's ability to repatriate investment income or the proceeds of sales of securities, which may limit the Fund's ability to make sufficient distributions to satisfy the 90% distribution requirement and avoid the 4% excise tax.

      Income earned or received by a Fund from investments in foreign securities may be subject to foreign withholding taxes unless a withholding exemption is provided under an applicable treaty. Any such taxes would reduce that Fund's cash available for distribution to shareholders. It is currently anticipated that none of the Funds will be eligible to elect to "pass through" such taxes to their shareholders for purposes of enabling them to claim foreign tax credits or other U.S. income tax benefits with respect to such taxes.

      If a Fund invests in stock of a so-called passive foreign investment company ("PFIC"), such Fund may be subject to Federal income tax on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The amount so allocated to any taxable year of the Fund prior to the taxable year in which the excess distribution or disposition occurs would be taxed to the Fund at the highest marginal income tax rate in effect for such years, and the tax would be further increased by an interest charge. The amount allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to shareholders.

      In lieu of being taxable in the manner described above, a Fund may be able to elect to include annually in income its pro rata share of the ordinary earnings and net capital gain (whether or not distributed) of the PFIC. In order to make this election, the Fund would be required to obtain annual information from the PFICs in which it invests, which in many cases may be difficult to obtain. Alternatively, if eligible, the Fund may be able to elect to mark to market its PFIC stock, resulting in the stock being treated as sold at fair market value on the last business day of each taxable year. Any resulting gain would be reported as ordinary income, and any resulting loss would not be recognized. The Fund may make either of these elections with respect to its investments (if any) in PFICs.

      Investments of a Fund in securities issued at a discount or providing for deferred interest payments or payments of interest in kind (which investments are subject to special tax rules under the Code) will affect the amount, timing and character of distributions to shareholders. For example, a Fund which acquires securities issued at a discount will be required to accrue as ordinary income each year a portion of the discount (even though the Fund may not have received cash interest payments equal to the amount included in income) and to distribute such income each year in order to maintain its qualification as a regulated investment company and to avoid income and excise taxes. In order to generate sufficient cash to make distributions necessary to satisfy the 90% distribution requirement and to avoid income and excise taxes, the Fund may have to dispose of securities that it would otherwise have continued to hold.


DISTRIBUTIONS

      For Federal income tax purposes, distributions by each Fund from net investment income and from any net realized short-term capital gain are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. Ordinary income generally cannot be offset by capital losses. For corporate shareholders, distributions of net investment income (but not distributions of short-term capital gains) may qualify in part for the 70% dividends received deduction for purposes of determining their regular taxable income. (However, the 70% dividends received deduction is not allowable in determining a corporate shareholder's alternative minimum taxable income.) The amount qualifying for the dividends received deduction generally will be limited to the aggregate dividends received by the Fund from domestic corporations. The dividends received deduction for corporate shareholders may be further reduced or eliminated if the shares with respect to which dividends are received by the Fund are treated as debt-financed or are deemed to have been held for fewer than 46 days, or under other generally applicable statutory limitations.

      So  long  as  a  Fund  qualifies as a regulated  investment company and satisfies the 90% distribution requirement, distributions by such Fund from net capital gains will be taxable as long-term capital gains, whether received in cash or reinvested in Fund shares and regardless of how long a shareholder has held his or its Fund shares. Such distributions are not eligible for the dividends received deduction. Long-term capital gains of non-corporate shareholders, although fully includable in income, currently are taxed at a lower maximum marginal Federal income tax rate than ordinary income.

      Distributions by a Fund in excess of its current and accumulated earnings and profits will reduce a shareholder's basis in Fund shares (but, to that extent, will not be taxable) and, to the extent such distributions exceed the shareholder's basis, will be taxable as capital gain assuming the shareholder holds Fund shares as capital assets.

      A distribution will be treated as paid during a calendar year if it is declared in October, November or December of the year to shareholders of record in such month and paid by January 31 of the following year. Such distributions will be taxable to such shareholders as if received by them on December 31, even if not paid to them until January. In addition, certain other distributions made after the close of a taxable year of a Fund may be "spilled back" and treated as paid by the Fund (other than for purposes of avoiding the 4% excise tax) during such year. Such dividends would be taxable to the shareholders in the taxable year in which the distribution was actually made by the Fund.

       The Trust will send written notices to shareholders regarding the amount and Federal income tax status as ordinary income or capital gain of all distributions made during each calendar year.

BACK-UP WITHHOLDING/WITHHOLDING TAX

      Under the Code, certain non-corporate shareholders may be subject to 31% withholding on reportable dividends, capital gains distributions and redemption payments ("back-up withholding"). Generally, shareholders subject to back-up withholding will be those for whom a taxpayer identification number and certain required certifications are not on file with the Trust or who, to the Trust's knowledge, have furnished an incorrect number. In addition, the Trust is required to withhold from distributions to any shareholder who does not certify to the Trust that such shareholder is not subject to back-up withholding due to notification by the Internal Revenue Service that such shareholder has under-reported interest or dividend income. When establishing an account, an investor must certify under penalties of perjury that such investor's taxpayer identification number is correct and that such investor is not subject to or is exempt from back-up withholding.

      Ordinary income distributions paid to shareholders who are non-resident aliens or which are foreign entities will be subject to 30% United States withholding tax unless a reduced rate of withholding or a withholding exemption is provided under an applicable treaty. Non-U.S. shareholders are urged to consult their own tax advisers concerning the United States tax consequences to them of investing in a Fund.


TIMING OF PURCHASE AND DISTRIBUTIONS

      At the time of an investor's purchase, a Fund's net asset value may reflect undistributed income or capital gains or net unrealized appreciation of securities held by the Fund. A subsequent distribution to the investor of such amounts, although it may in effect constitute a return of his or its investment in an economic sense, would be taxable to the shareholder as ordinary income or capital gain as described above. Investors should carefully consider the tax consequences of purchasing Fund shares just prior to a distribution, as they will receive a distribution that is taxable to them.


SALES OR REDEMPTIONS OF SHARES

      Gain or loss recognized by a shareholder upon the sale, redemption or other taxable disposition of Fund shares (provided that such shares are held by the shareholder as a capital asset) will be treated as capital gain or loss, measured by the difference between the adjusted basis of the shares and the amount realized on the sale or exchange. Such gain or loss will be long-term capital gain or loss if the shares disposed of were held for more than one year. A loss will be disallowed to the extent that the shares disposed of are replaced (including by receiving Fund shares upon the reinvestment of distributions) within a period of 61 days, beginning 30 days before and ending 30 days after the sale of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. A loss recognized upon the sale, redemption or other taxable disposition of shares held for 6 months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received with respect to such shares. A shareholder's exchange of shares between Funds will be treated for tax purposes as a redemption of the Fund shares surrendered in the exchange, and may result in the shareholder's recognizing a taxable gain or loss.

                            *  *  *

       The foregoing relates to Federal income taxation. Distributions, as well as any gains from a sale, redemption or other taxable disposition of Fund shares, also may be subject to state and local taxes. Under current law, so long as each Fund qualifies for the Federal income tax treatment described above, it is believed that neither the Trust nor any Fund will be liable for any income or franchise tax imposed by Delaware.

      Investors are urged to consult their own tax advisers regarding the application to them of Federal, state and local tax laws.


ROYCE GIFTSHARES FUND

     GIFT TAXES

     An investment in Royce GiftShares Fund may be a taxable gift for Federal tax purposes, depending upon the options selected and other gifts that the Donor and his or her spouse may make during the year.

      If the Donor selects the Withdrawal Option, the entire amount of the gift will be a "present interest" that qualifies for the Federal annual gift tax exclusion. In that case, the Donor will be required to file a Federal gift tax return for the year of the gift only if he or she makes gifts (including the gift of Fund shares and any gifts by his or her spouse treated as made by him or her) totaling more than $10,000 to the same individual during that year or if he or she makes any gift of a future interest during that year. The Trustee will notify the Beneficiary of his or her right of withdrawal promptly following any investment in the Fund under the Withdrawal Option.

      If the Donor selects the Accumulation Option, the entire amount of the gift will be a "future interest" for Federal gift tax purposes, so that none of the gift will qualify for the Federal annual gift tax exclusion (currently, $10,000). Consequently, the Donor will have to file a Federal gift tax return IRS (Form 709) reporting the entire amount of the gift, even if the gift is less than $10,000.

      If the Donor selects the Split Option, the portion of the gift representing the Beneficiary's income interest will be a "present interest" that will qualify for the Federal annual gift tax exclusion, and the balance will be a "future interest" that will not so qualify. The value of the income interest is the present value of the Beneficiary's right to receive the Trust income for the 40 year term of this Trust (without regard to the possibility that the Trust may be terminated sooner) or until the Beneficiary's earlier death, using actuarial tables and interest rate assumptions prescribed by the Internal Revenue Service in effect on the date of the gift. Using the assumptions currently in effect, the income interest portion of Royce GiftShares Fund Trusts using the Split Option and created for Beneficiaries aged 15, 20, 25, 30 and 35 would be 93.6%, 93.3%, 92.8%, 91.9% and
90.5%, respectively. Nevertheless, the Donor will have to file a Federal gift tax return reporting the gift and identifying the portion that does not represent a present interest, no matter how small. The Donor should consult with his or her tax adviser to determine the manner in which the gift must be reported for Federal gift tax purposes.

      No Federal gift tax will be payable by the Donor until his or her cumulative taxable gifts (i.e., gifts other than those qualifying for the annual exclusion or other exclusions) exceed the Federal gift and estate tax exclusion equivalent amount (currently, $600,000). Any gift of Fund shares that does not qualify as a present interest will reduce the amount of the Federal gift and estate tax exemption that would otherwise be available for future gifts or to the Donor's estate. All gifts of Fund shares qualify for "gift splitting" with the Donor's spouse, meaning that the Donor and his or her spouse may elect to treat the gift as having been made one-half by each of them.

     The Donor's gift of Fund shares may also have to be reported for state gift tax purposes, if the state in which the Donor resides imposes a gift tax. Many states do not impose such a tax. Some do follow the Federal rules concerning the types of transfers subject to tax and the availability of the annual exclusion.

     GENERATION-SKIPPING TRANSFER TAXES

     If the Beneficiary of a gift of Royce GiftShares Fund shares is a grandchild or more remote descendant of the Donor or is assigned, under Federal tax law, to the generation level of the Donor's grandchildren or more remote descendants, any part of the gift that does not qualify for the Federal annual gift tax exclusion will be a taxable transfer for purposes of the Federal generation-skipping transfer tax ("GST tax"). The Donor may protect these gifts from the GST tax by allocating his or her GST exemption until his or her cumulative gifts (other than certain gifts qualifying for the annual exclusion or other exclusions) to individuals assigned, under Federal tax law, to the generation level of the Donor's grandchildren or more remote descendants exceed the GST tax exemption (currently, $1,000,000). The tax rate on transfers subject to GST tax is the maximum Federal estate tax rate (currently, 55%). Gifts subject to GST tax, whether or not covered by the GST tax exemption, must be reported on the Donor's Federal gift tax return. Whether, and the extent to which, an investment in Royce GiftShares Fund will qualify for the Federal annual gift tax exclusion will depend upon the options selected and other gifts that the Donor and his or her spouse may have made during the year. See "Gift Taxes" above.

     INCOME TAXES

      The Internal Revenue Service has taken the position in recent rulings that a trust beneficiary who is given a power of withdrawal over contributions to the trust should be treated as the "owner" of the portion of the trust that was subject to the power for Federal income tax purposes. Accordingly, if the Donor selects the Withdrawal Option, the Beneficiary may be treated as the "owner" of all of the Fund shares in the account for Federal income tax purposes, and will be required to report all of the income and capital gains earned in the Trust on his or her personal Federal income tax return. The Trust will not pay Federal income taxes on any of the Trust's income or capital gains, and the "throwback rules" of the Code will not apply when the Trust terminates. The Trustee will prepare and file the Federal income tax information returns that are required each year (and any state income tax returns that may be required), and will send the Beneficiary a statement following each year showing the amounts (if any) that the Beneficiary must report on his or her income tax returns for that year. If the Beneficiary is under fourteen years of age, these amounts may be subject to Federal income taxation at the marginal rate applicable to the Beneficiary's parents. The Beneficiary will have the option to require the Trustee to pay him or her a portion of the Trust's income and capital gains annually to provide funds with which to pay any resulting income taxes, which the Trustee will do by redeeming Fund shares. The amount distributed will be a fraction of the Trust's ordinary income and short-term capital gains and the Trust's long-term capital gains equal to the highest marginal Federal income tax rate imposed on each type of income (currently, 39.6% and 28%, respectively). If the Beneficiary selects this option, he or she will receive those fractions of his or her Trust's income and capital gains annually for the duration of the Trust.

      Under the Withdrawal Option, the Beneficiary will also be able to require the Trustee to pay his or her tuition, room and board and other expenses of his or her college or post-graduate education, and the Trustee will raise the cash necessary to fund these distributions by redeeming Fund shares. Any such redemption will result in the realization of capital gain or loss on the shares redeemed, which will be reportable by the Beneficiary on his or her income tax returns for the year in which the shares are redeemed, as described above.

     If the Donor selects the Accumulation Option, the Trust that he or she creates will be subject to Federal income tax on all income and capital gains earned by the Trust, less a $100 annual exemption (in lieu of the personal exemption allowed to individuals). The amount of the tax will be determined under the tax rate schedule applicable to estates and trusts, which is more sharply graduated than the rate schedule for individuals, reaching the same maximum marginal rate for ordinary income (currently, 39.6%), but at a much lower taxable income level (for 1997, $8,100) than would apply to an individual. It is anticipated, however, that most of the income generated by Fund shares will be long-term capital gains, on which the Federal income tax rate is currently limited to 28 %. The Trustee will raise the cash necessary to pay any Federal or state income taxes by redeeming Fund shares. The Beneficiary will not pay Federal income taxes on any of the Trust's income or capital gains, except those earned in the year when the Trust terminates. If the Trust terminates after the Beneficiary reaches age 21, the distribution of the balance of the trust fund may be treated as an "accumulation distribution" under the so-called "throwback rules" of the Code, which could result in the imposition of additional income tax on the Beneficiary. The Trustee will prepare and file all Federal and state income tax returns that are required each year, and will send the Beneficiary an information statement for the year in which the Trust terminates showing the amounts (if any) that the Beneficiary must report on his or her Federal and state income tax returns for that year and the amount (if any) of any accumulation distribution subject to the "throwback rules" of the Code.

      If the Donor selects the Split Option, the Trust will be subject to Federal income tax only on capital gains earned by the Trust (which would include all capital gains distributions on the shares of the Fund held in the Trust), less a $300 exemption (in lieu of the personal exemption allowed to individuals). The amount of the tax will be determined under the tax rate schedule applicable to estates and trusts, which is more sharply graduated than the rate schedule used for individuals, reaching the same maximum marginal rate for ordinary income (currently, 39.6%) but at a much lower taxable income level (for 1997, $8,100) than would apply to an individual. It is anticipated, however, that most of the income generated by Fund shares will be long-term capital gains, on which the Federal tax rate is currently limited to 28%. The Trustee will raise the cash necessary to pay any Federal or state income tax by redeeming Fund shares. The Trust will receive any net investment income dividends paid by the Fund in cash, the Trustee will distribute all of the Trust's net income to the Beneficiary and the Beneficiary will be subject to Federal income tax on all ordinary income received from the Trust each year. The Beneficiary will not pay Federal income taxes on any of the Trust's capital gains, except those earned in the year of the Trust's termination, and the "throwback rules" of the Code will not apply when the Trust terminates. The Trustee will prepare and file all Federal and state income tax returns that are required each year, and will send the Beneficiary an information statement each year showing the amounts (if any) that the Beneficiary must report on his or her Federal and state income tax returns for that year.

     When the Trust terminates, the distribution of the remaining Fund shares held in the Trust to the Beneficiary will not be treated as a taxable disposition, and no capital gain or loss will be realized by the Beneficiary (or, if he or she has died, by his or her estate) at that time. Any Fund shares received by the Beneficiary will have the same cost basis as they had in the Trust at the time of termination. Any Fund shares received by the Beneficiary's estate will have a basis equal to the value of the shares at the Beneficiary's death (or the alternative valuation date for Federal estate tax purposes, if elected).


     CONSULTATION WITH QUALIFIED TAX ADVISER

      Due to the complexity of Federal and state gift, GST and income tax laws pertaining to all gifts in trust, prospective Donors should consider consulting with an attorney or other qualified tax adviser before investing in Royce GiftShares Fund.


                    DESCRIPTION OF THE TRUST

TRUST ORGANIZATION

     The Trust was organized in April 1996 as a Delaware business trust. It is the successor by mergers to The Royce Fund, a Massachusetts business trust (the "Predecessor"), and Pennsylvania Mutual Fund, a Delaware business trust. The mergers were effected on June 28, 1996, under an Agreement and Plan of Merger pursuant to which the Predecessor and Pennsylvania Mutual Fund merged into the Trust, with each Fund of the Predecessor and Pennsylvania Mutual Fund becoming an identical counterpart series of the Trust, Royce and RE&A continuing as the Funds' investment advisers under their pre-merger Investment Advisory Agreements and RFS continuing as the Trust's distributor. A copy of the Trust's Certificate of Trust is on file with the Secretary of State of Delaware, and a copy of its Trust Instrument, its principal governing document, is available for inspection by shareholders at the Trust's office in New York.

      The Trust has an unlimited authorized number of shares of beneficial interest, which may be divided into an unlimited number of series and/or classes without shareholder approval. (Each Fund, other than Pennsylvania Mutual Fund, presently has only one class of shares.) All shares of the Trust are entitled to one vote per share (with proportional voting for fractional shares). Shares vote by individual series and/or class except as otherwise required by the 1940 Act or when the Trustees determine that the matter affects shareholders of more than one series and/or class.

      Pennsylvania Mutual Fund has two classes of shares, an Investment Class and a Consultant Class. The shares of each class represent a pari passu interest in such Fund's investment portfolio and other assets and have the same redemption and other rights.

     Each of the Trustees currently in office were elected by the Predecessor's shareholders. There will normally be no meeting of shareholders for the election of Trustees until less than a majority of such Trustees remain in office, at which time the Trustees will call a shareholders meeting for the election of Trustees. In addition, Trustees may be removed from office by written consents signed by the holders of a majority of the outstanding shares of the Trust and filed with the Trust's custodian or by a vote of the holders of a majority of the outstanding shares of the Trust at a meeting duly called for this purpose upon the written request of holders of at least 10% of the Trust's outstanding shares. Upon the written request of 10 or more shareholders of the Trust, who have been shareholders for at least 6 months and who hold shares constituting at least 1% of the Trust's outstanding shares, stating that such shareholders wish to communicate with the Trust's other shareholders for the purpose of obtaining the necessary signatures to demand a meeting to consider the removal of a Trustee, the Trust is required (at the expense of the requesting shareholders) to provide a list of its shareholders or to distribute appropriate materials. Except as provided above, the Trustees may continue to hold office and appoint their successors.

      The trustee of the Royce GiftShares Fund trusts will send notices of meetings of Royce GiftShares Fund shareholders, proxy statements and proxies for such meetings to the trusts' beneficiaries to enable them to attend the meetings in person or vote by proxies. It will vote all GiftShares Fund shares held by it which are not present at the meetings and for which no proxies are returned in the same proportions as GiftShares Fund shares for which proxies are returned.

       Shares are freely transferable, are entitled to distributions as declared by the Trustees and, in liquidation of the Trust, are entitled to receive net assets of their series and/or class. Shareholders have no preemptive rights. The Trust's fiscal year ends on December 31.

SHAREHOLDER LIABILITY

      Generally, shareholders will not be personally liable for the obligations of their Fund or of the Trust under Delaware law. The Delaware Business Trust Act provides that a shareholder of a Delaware business trust is entitled to the same limited liability extended to stockholders of private corporations for profit organized under the Delaware General Corporation Law. No similar statutory or other authority limiting business trust shareholder liability exists in many other states. As a result, to the extent that the Trust or a shareholder of the Trust is subject to the jurisdiction of courts in those states, the courts may not apply Delaware law and may thereby subject Trust shareholders to liability. To guard against this possibility, the Trust Instrument (i) requires that every written obligation of the Trust contain a statement that such obligation may be enforced only against the Trust's assets (however, the omission of this disclaimer will not operate to create personal liability for any shareholder); and (ii) provides for indemnification out of Trust property of any Trust shareholder held personally liable for the Trust's obligations. Thus, the risk of a Trust shareholder incurring financial loss beyond his investment because of shareholder liability is limited to circumstances in which: (i) a court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the Trust itself would be unable to meet its obligations. In light of Delaware law, the nature of the Trust's business and the nature of its assets, management believes that the risk of personal liability to a Trust shareholder is extremely remote.


                        PERFORMANCE DATA

      The Funds' performances may be quoted in various ways. All performance information supplied for the Funds is historical and is not intended to indicate future returns. Each Fund's share price and total returns fluctuate in response to market conditions and other factors, and the value of a Fund's shares when redeemed may be more or less than their original cost.


TOTAL RETURN CALCULATIONS

     Total returns quoted reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions and any change in the Fund's net asset value per share (NAV) over the period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

      In addition to average annual total returns, a Fund's unaveraged or cumulative total returns, reflecting the simple change in value of an investment over a stated period, may be
quoted.   Average  annual and cumulative  total  returns  may  be
quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share prices) in order to illustrate the relationship of these factors and their contributions to total return. Total returns and other performance information may be quoted numerically or in a table, graph or similar illustration.


HISTORICAL FUND RESULTS

      The following table shows certain of the Funds' total returns for the periods indicated. Such total returns reflect all income earned by each Fund, any appreciation or depreciation of the assets of such Fund and all expenses incurred by such Fund for the stated periods. The table compares the Funds' total returns to the records of the Russell 2000 Index (Russell 2000) and Standard & Poor's 500 Composite Stock Price Index (S&P 500) over the same periods. The comparison to the Russell 2000 shows how the Funds' total returns compared to the record of a broad index of small capitalization stocks. The S&P 500 comparison is provided to show how the Funds' total returns compared to the record of a broad average of common stock prices over the same period. The Funds have the ability to invest in securities not included in the indices, and their investment portfolios may or may not be similar in composition to the indices. Figures for the indices are based on the prices of unmanaged groups of stocks, and, unlike the Funds, their returns do not include the effect of paying brokerage commissions and other costs and expenses of investing in a mutual fund.



                                         Period Ended
Fund                                     December 31, 1996            Russell 2000            S&P 500
----                                     -----------------            ------------            -------

Pennsylvania Mutual Fund
------------------------
1 Year Total Return                             12.8%                      16.5%               23.3%
5  Year  Average Annual Total Return            11.5                       15.7                15.3
10  year  Average Annual Total Return           11.4                       12.4                15.3

Royce Premier Fund
------------------
1 Year Total Return                             18.1%                      16.5%               23.3%
5  Year  Average Annual Total Return            14.7                       15.7                15.3

Royce Micro-Cap Fund
--------------------
1 Year Total Return                             15.5%                      16.5%               23.3%
5  Year  Average Annual Total Return            17.9                       15.7                15.3

Royce Equity Income Fund
------------------------
1 Year Total Return                             16.5%                      16.5%               23.3%
5  Year  Average Annual Total Return            12.1                       15.7                15.3
Average  Annual Total Return since 1-2-90       10.0                       13.4                14.2
(commencement of operations)

Royce Low-Priced Stock Fund
---------------------------
1 Year Total Return                             22.8%                      16.5%               23.3%
Average  Annual Total Return since 12-15-93     15.5                       14.8                19.8
(commencement of operations)

Royce Value Fund
----------------
1 Year Total Return                             14.0%                      16.5%               23.3%
5  Year  Average Annual Total Return            11.3                       15.7                15.3
10  Year  Average Annual Total Return           10.8                       12.4                15.3

Royce Total Return Fund
-----------------------
1 Year Total Return                             25.5%                      16.5%               23.3%
Average  Annual Total Return since 12-15-93     18.4                       14.8                19.8
(commencement of operations)

Royce Global Services Fund
--------------------------
1 Year Total Return                             14.6%                      16.5%               23.3%
Average  Annual Total Return since 12-15-94     18.1                       24.0                30.0
(commencement of operations)

Royce GiftShares Fund
---------------------
1 Year Total Return                             25.6%                      16.5%               23.3%
Average  Annual Total Return since 12-27-95     25.3                       17.0                23.2
(commencement of operations)


      During the applicable period ended December 31, 1996, a hypothetical $10,000 investment in certain of the Funds would have grown as indicated below, assuming all distributions were reinvested:


Fund/Period  Commencemen Date               Hypothetical Investment at December 31, 1996
-----------------------------               --------------------------------------------
Pennsylvania Mutual Fund (12-31-75)                    $296,457
Royce Premier Fund (12-31-91)                            19,813
Royce Micro-Cap Fund (12-31-91)                          22,798
Royce Equity Income Fund (1-2-90)                        19,523
Royce Low-Priced Stock Fund (12-15-93)                   15,524
Royce Value Fund (12-31-82)                              53,966
Royce Total Return Fund (12-15-93)                       16,738
Royce Global Services Fund (12-15-94)                    14,064
Royce GiftShares Fund (12-27-95)                         12,580


     The Funds' performances may be compared in advertisements to the performance of other mutual funds in general or to the performance of particular types of mutual funds, especially those with similar investment objectives. Such comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. ("Lipper"), an independent service that monitors the performance of registered investment companies. The Funds' rankings by Lipper for the one year period ended December 31, 1996 were:



Fund                                        Lipper Ranking
----                                        --------------
Pennsylvania  Mutual Fund                   310 out of 388 small company growth funds
Royce Premier Fund                          219 out of 388 small company growth funds
Royce Micro-Cap Fund                        258 out of 388 small company growth funds
Royce Equity Income Fund                    115 out of 163 equity income funds
Royce Low-Priced Stock Fund                 132 out of 388 small company growth funds
Royce Value Fund                            290 out of 388 small company growth funds
Royce Total Return Fund                      70 out of 523 growth and  income funds
Royce Global Services Fund                   98 out of 159 global funds
Royce  GiftShares Fund                       97 out o  388 small company growth funds


Money market funds and municipal funds are not included in the Lipper survey. The Lipper performance analysis ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees payable by shareholders into consideration and is prepared without regard to tax consequences.

      The Lipper General Equity Funds Average can be used to show how the Funds' performances compare to a broad-based set of equity funds. The Lipper General Equity Funds Average is an average of the total returns of all equity funds (excluding international funds and funds that specialize in particular industries or types of investments) tracked by Lipper. As of December 31, 1996, the average included 229 capital appreciation funds, 777 growth funds, 192 mid-cap funds, 452 small company growth funds, 597 growth and income funds, 187 equity income funds and 60 S&P Index objective funds. Capital appreciation, growth and small company growth funds usually invest principally in common stocks, with long-term growth as a primary goal. Growth and income and equity income funds tend to be more conservative in nature and usually invest in a combination of common stocks, bonds, preferred stocks and other income-producing securities. Growth and income and equity income funds generally seek to provide their shareholders with current income as well as growth of capital, unlike growth funds which may not produce income. S&P 500 Index objective funds seek to replicate the performance of the S&P 500.

      The Lipper Growth & Income Fund Index can be used to show how the Total Return Fund's performance compares to a set of growth and income funds. The Lipper Growth & Income Fund Index is an equally-weighted performance index, adjusted for capital gains distributions and income dividends, of the 30 largest qualifying funds within Lipper's growth and income investment objective category.

      The Lipper Global Fund Index can be used to show how the Global Services Fund's performance compares to a set of global funds. The Lipper Global Fund Index is an equally-weighted performance index, adjusted for capital gains distributions and income dividends, of the 30 largest qualifying funds in Lipper's global investment objective category.

      Ibbotson Associates (Ibbotson) provides historical returns of the capital markets in the United States. The Funds' performance may be compared to the long-term performance of the U.S. capital markets in order to demonstrate general long-term risk versus reward investment scenarios. Performance comparisons could also include the value of a hypothetical investment in common stocks, long-term bonds or U.S. Treasury securities. Ibbotson calculates total returns in the same manner as the Funds.

      The capital markets tracked by Ibbotson are common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, U.S. Treasury bills and the U.S. rate of inflation. These capital markets are based on the returns of several different indices. For common stocks, the S&P 500 is used. For small capitalization stocks, return is based on the return achieved by Dimensional Fund Advisors (DFA) U.S. 9-10 Small Company Fund. This fund is a market-value-weighted index of the ninth and tenth deciles of the New York Stock Exchange (NYSE), plus stocks listed on the American Stock Exchange (AMEX) and over-the-counter (OTC) with the same or less capitalization as the upper bound of the NYSE ninth decile. As of December 31, 1996, DFA U.S. 9-10 Small Company Fund contained approximately 2,675 stocks, with a median market capitalization of about $121 million.

      The S&P 500 is an unmanaged index of common stocks frequently used as a general measure of stock market performance.
The Index's performance figures reflect changes of market prices and quarterly reinvestment of all distributions.

      The S&P SmallCap 600 Index is an unmanaged market-weighted index consisting of approximately 600 domestic stocks chosen for market size, liquidity and industry group representation. As of December 31, 1996, the weighted mean market value of a company in this Index was approximately $790 million.

      The Russell 2000, prepared by the Frank Russell Company, tracks the return of the common stocks of approximately 2,000 of the smallest out of the 3,000 largest publicly traded U.S.- domiciled companies by market capitalization. The Russell 2000 tracks the return on these stocks based on price appreciation or depreciation and includes dividends.

      U.S. Treasury bonds are securities backed by the credit and taxing power of the U.S. government and, therefore, present virtually no risk of default. Although such government securities fluctuate in price, they are highly liquid and may be purchased and sold with relatively small transaction costs (direct purchase of U.S. Treasury securities can be made with no transaction costs). Returns on intermediate-term government bonds are based on a one-bond portfolio constructed each year, containing a bond that is the shortest non-callable bond available with a maturity of not less than five years. This bond is held for the calendar year and returns are recorded. Returns on long-term government bonds are based on a one-bond portfolio constructed each year, containing a bond that meets several criteria, including having a term of approximately 20 years. The bond is held for the calendar year and returns are recorded. Returns on U.S. Treasury bills are based on a one-bill portfolio constructed each month, containing the shortest term bill having not less than one month to maturity. The total return on the bill is the month-end price divided by the previous month-end price, minus one. Data up to 1976 is from the U.S. Government Bond file at the University of Chicago's Center for Research in Security Prices; The Wall Street Journal is the source thereafter. Inflation rates are based on the Consumer Price Index.

      Royce may, from time to time, compare the performance of common stocks, especially small capitalization stocks, to the performance of other forms of investment over periods of time.

      From time to time, in reports and promotional literature, the Funds' performances also may be compared to other mutual funds tracked by financial or business publications and periodicals, such as KIPLINGER's, INDIVIDUAL INVESTOR, MONEY, FORBES, BUSINESS WEEK, BARRON's, FINANCIAL TIMES, FORTUNE, MUTUAL FUNDS MAGAZINE and THE WALL STREET JOURNAL. In addition, financial or business publications and periodicals, as they relate to fund management, investment philosophy and investment techniques, may be quoted.

      Morningstar, Inc.'s proprietary risk ratings may be quoted in advertising materials. For the three years ended December 31, 1996, the average risk score for the 1,826 domestic equity funds rated by Morningstar with a three-year history was 1.00; the average risk score for the 242 small company funds rated by Morningstar with a three-year history was 1.29; and the average risk score for the 91 equity income funds rated by Morningstar with a three-year history was .71. For the three years ended December 31, 1996, the risk scores for the Funds with a three-year history, and their ranks within Morningstar's equity funds category and either its small company or equity income funds categories, as applicable, were as follows:



                            Morningstar                         Rating within Morningstar Category of
Fund                        Risk  Score     Equity Funds            Small  Company  Funds        Equity Income Funds
----                        -----------     ------------            ---------------------        -------------------

Pennsylvania                   0.75         Within lowest 35%       Within  lowest  10%                    -
Mutual

Premier                        0.56         Within lowest 10%       Within  lowest  5%                     -

Micro-Cap                      0.83         Within lowest 50%       Within  lowest  20%                    -

Equity                         0.62         Within lowest  15%              -                     Within lowest 15%
Income

Low-Priced
Stock                          0.96         Within lowest 65%       Within  lowest  30%                    -

Value                          0.80         Within lowest 35%       Within  lowest  10%                    -

Total  Return                  0.27         Within lowest 56%       Lowest  risk  score                    -



      The Funds' performances may also be compared to those of other compilations or indices.

      Advertising for the Funds may contain examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.

      The Funds may be available for purchase through retirement plans or other programs offering deferral of or exemption from income taxes, which may produce superior after-tax returns over time. For example, a $2,000 annual investment earning a taxable return of 8% annually would have an after-tax value of $177,887 after thirty years, assuming tax was deducted from the return each year at a 28% rate. An equivalent tax-deferred investment would have a value of $244,692 after thirty years.


RISK MEASUREMENTS

      Quantitative measures of "total risk," which quantify the total variability of a portfolio's returns around or below its average return, may be used in advertisements and in communications with current and prospective shareholders. These measures include standard deviation of total return and the Morningstar risk statistic. Such communications may also include market risk measures, such as beta, and risk-adjusted measures of performance such as the Sharpe Ratio, Treynor Ratio, Jensen's Alpha and Morningstar's star rating system.

      Standard  Deviation.  The risk associated with  a  fund  or portfolio can be viewed as the volatility of its returns, measured by the standard deviation of those returns. For example, a fund's historical risk could be measured by computing the standard deviation of its monthly total returns over some prior period, such as three years. The larger the standard deviation of monthly returns, the more volatile - i.e., spread out around the fund's average monthly total return, the fund's monthly total returns have been over the prior period. Standard deviation of total return can be calculated for funds having different objectives, ranging from equity funds to fixed income funds, and can be measured over different time frames. The standard deviation figures presented are annualized statistics based on the trailing 36 monthly returns. Approximately 68% of the time, the annual total return of a fund will differ from its mean annual total return by no more than plus or minus the standard deviation figure. 95% of the time, a fund's annual total return will be within a range of plus or minus 2x the standard deviation from its mean annual total return.

      Beta. Beta measures the sensitivity of a security's or portfolio's returns to the market's returns. It measures the relationship between a fund's excess return (over 3-month T-bills) and the excess return of the benchmark index (S&P 500 for domestic equity funds). The market's beta is by definition equal to 1. Portfolios with betas greater than 1 are more volatile than the market, and portfolios with betas less than 1 are less volatile than the market. For example, if a portfolio has a beta of 2, a 10% market excess return would be expected to result in a 20% portfolio excess return, and a 10% market loss would be expected to result in a 20% portfolio loss (excluding the effects of any firm-specific risk that has not been eliminated through diversification).

       Morningstar Risk. The Morningstar proprietary risk statistic evaluates a fund's downside volatility relative to that of other funds in its class based on the underperformances of the fund relative to the riskless T-bill return. It then compares this statistic to those of other funds in the same broad investment class.

      Sharpe Ratio. Also known as the Reward-to-Variability Ratio, this is the ratio of a fund's average return in excess of the risk-free rate of return ("average excess return") to the standard deviation of the fund's excess returns. It measures the returns earned in excess of those that could have been earned on a riskless investment per unit of total risk assumed.

      Treynor Ratio. Also known as the Reward-to-Volatility Ratio, this is the ratio of a fund's average excess return to the fund's beta. It measures the returns earned in excess of those that could have been earned on a riskless investment per unit of market risk assumed. Unlike the Sharpe Ratio, the Treynor Ratio uses market risk (beta), rather than total risk (standard deviation), as the measure of risk.

      Jensen's Alpha. This is the difference between a fund's actual returns and those that could have been earned on a benchmark portfolio with the same amount of risk - i.e., the same beta, as the portfolio. Jensen's Alpha measures the ability of active management to increase returns above those that are purely a reward for bearing market risk.

     Morningstar Star Ratings. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Ratings may change monthly. Funds with at least three years of performance history are assigned ratings from one star (lowest) to five stars (highest). Morningstar ratings are calculated from the funds' three-, five- and ten-year average annual returns (when available). Funds' returns are adjusted for fees and sales loads. Ten percent of the funds in an investment category receive five stars, 22.5% receive four stars, 35% receive three stars, 22.5% receive two stars and the bottom 10% receive one star.

      None of the quantitative risk measures taken alone can be used for a complete analysis and, when taken individually, can be misleading at times. However, when considered in some combination and with the total returns of a fund, they can provide the investor with additional information regarding the volatility of a fund's performance. Such risk measures will change over time and are not necessarily predictive of future performance or risk.

                         PART C -- OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

               Financial Statements Included in Prospectuses (Part A):
               Financial  Highlights or  Selected  Per
               Share Data and Ratios of Pennsylvania Mutual  Fund
               for   the  ten  years  ended  December  31,   1996
               (audited), of Royce Premier Fund for the five years ended December 31, 1996 (audited), of Royce Micro-Cap Fund for the five years ended December
               31,  1996  (audited), of Royce Equity Income  Fund
               for the seven years ended December 31, 1996 (audited), of Royce Low-Priced Stock Fund and Royce Total Return Fund for the period from
               December  15,  1993  through  December  31,   1993
               (audited)  and the three years ended December  31,
               1996 (audited), of Royce GiftShares Fund for the period from December 27, 1995 through December 31,
               1995  (audited) and the year ended December  31,
               1996  (audited), of Royce Value for the ten  years
               ended  December  31,  1996  (audited),   of  Royce
               Global  Services Fund for the period from December
               15, 1994 through December 31, 1994 (audited) and the two years ended December 31, 1996 (audited) and of PMF II for the period from November 19, 1996 through December 31, 1996 (audited).

      The following audited financial statements and schedules of investments of the Registrant are included in the Registrant's Annual Reports to Shareholders for the fiscal year or period ended December 31, 1996, filed with the Securities and Exchange Commission under Section 30(b)(1) of the Investment Company Act of 1940, and have been incorporated in Part B hereof by reference:

                 Pennsylvania   Mutual  Fund   --   Schedule   of
                 Investments at December 31, 1996;
                 Pennsylvania Mutual Fund -- Statement of
                 Assets and Liabilities at December 31, 1996;
                 Pennsylvania Mutual Fund -- Statement of
                 Changes   in  Net  Assets  for  the  years   ended
                 December 31, 1996 and 1995;
                 Pennsylvania Mutual Fund -- Statement of
                 Operations for the year ended December 31, 1996; Pennsylvania Mutual Fund -- Financial
                 Highlights for the years ended December 31, 1996, 1995, 1994, 1993, and 1992 ;
                 Pennsylvania Mutual Fund  --  Notes  to
                 Financial Statements -- Report of Independent Accountants dated February 14, 1997;

                 Royce Premier Fund -- Schedule of Investments at December 31, 1996;
                 Royce  Premier  Fund  --  Statement  of
                 Assets and Liabilities at December 31, 1996
                 Royce  Premier  Fund  --  Statement  of
                 Changes in Net Assets for the years ended December 31, 1996 and 1995;
                 Royce  Premier  Fund  --  Statement  of
                 Operations for the year ended December 31, 1996;
                 Royce   Premier  Fund   --   Financial
                 Highlights for the years ended December 31, 1996, 1995, 1994, 1993 and 1992
                 Royce Premier Fund -- Notes to Financial
                 Statements -- Report of Independent Accountants dated February 14, 1997;

                 Royce Micro-Cap Fund -- Schedule of Investments at December 31, 1996;
                 Royce  Micro-Cap Fund --  Statement  of
                 Assets and Liabilities at December 31, 1996;
                 Royce  Micro-Cap Fund --  Statement  of
                 Changes in Net Assets for the years ended December 31, 1996 and 1995;
                 Royce  Micro-Cap Fund --  Statement  of
                 Operations for the year ended December 31, 1996;
                 Royce   Micro-Cap  Fund  --  Financial
                 Highlights for the years ended December 31, 1996, 1995 , 1994, 1993 and 1992;
                 Royce  Micro-Cap  Fund  --  Notes   to
                 Financial Statements -- Report of Independent Accountants dated February 14, 1997;

                 Royce   Equity  Income  Fund  --   Schedule   of
                 Investments at December 31, 1996;
                 Royce Equity Income Fund -- Statement of
                 Assets and Liabilities at December 31, 1996;
                 Royce Equity Income Fund -- Statement of
                 Changes   in  Net  Assets  for  the  years   ended
                 December 31, 1996 and 1995;
                 Royce Equity Income Fund -- Statement of
                 Operations for the year ended December 31, 1996; Royce Equity Income Fund -- Financial
                 Highlights for the years ended December 31, 1996, 1995, 1994, 1993, 1992 and 1991;
                 Royce  Equity Income Fund --  Notes  to
                 Financial Statements -- Report of Independent Accountants dated February 14, 1997;

                 Royce Low-Priced Stock Fund -- Schedule
                 of Investments at December 31, 1996;
                 Royce Low-Priced Stock Fund -- Statement
                 of Assets and Liabilities at December 31, 1996; Royce Low-Priced Stock Fund -- Statement
                 of Changes in Net Assets for the years ended December 31, 1996 and 1995;
                 Royce Low-Priced Stock Fund -- Statement
                 of  Operations  for  the year ended  December  31,
                 1996;
                 Royce Low-Priced Stock Fund -- Financial
                 Highlights for the years ended December 31, 1996, 1995, 1994 and for the period from December 15, 1993 through December 31, 1993;
                 Royce Low-Priced Stock Fund -- Notes to
                 Financial Statements -- Report
                 of   Independent   Accountants   dated
                 February 14, 1997;

                 Royce Total Return Fund -- Schedule  of
                 Investments at December 31, 1996;
                 Royce Total Return Fund -- Statement of
                 Assets and Liabilities at December 31, 1996;
                 Royce Total Return Fund -- Statement of Changes in Net Assets for the year ended December 31, 1996 and 1995;
                 Royce Total Return Fund -- Statement of
                 Operations for the year ended December 31, 1996; Royce Total Return Fund -- Financial
                 Highlights for the years ended December 31, 1996, 1995 and 1994 and the period from December 15, 1993 through December 31, 1993;
                 Royce  Total Return Fund  --  Notes  to
                 Financial Statements -- Report of Independent Accountants dated February 14, 1997;

                 Royce  GiftShares Fund --  Schedule  of
                 Investments at December 31, 1996;
                 Royce  GiftShares Fund -- Statement  of
                 Assets and Liabilities at December 31, 1996;
                 Royce GiftShares Fund -- Statement of Changes in Net Assets for the year ended December 31, 1996 and the period from December 27, 1995 through December 31, 1995;
                 Royce  GiftShares  Fund  --  Financial
                 Highlights for the year ended December 31, 1996 and the period from December 27, 1995 through December 31, 1995;
                 Royce  GiftShares  Fund  --  Notes  to
                 Financial Statements -- Report of Independent Accountants dated February 14, 1997.

                 Royce  Value  Fund -- Schedule of Investments  at
                 December 31, 1996;
                 Royce Value Fund -- Statement of Assets
                 and Liabilities at December 31, 1996;
                 Royce Value Fund -- Statement of Changes
                 in  Net  Assets for the years ended  December  31,
                 1996 and 1995;
                 Royce  Value  Fund  --  Statement   of
                 Operations for the year ended December 31, 1996; Royce Value Fund -- Financial Highlights for the years ended December 31, 1996, 1995, 1994, 1993 and 1992;
                 Royce  Value Fund -- Notes to Financial
                 Statements -- Report of Independent Accountants dated February 14, 1997;

                 Royce  Global Services Fund -- Schedule
                 of Investments at December 31, 1996;
                 Royce Global Services Fund -- Statement
                 of Assets and Liabilities at December 31, 1996; Royce Global Services Fund -- Statement of Changes in Net Assets for the years ended December 31, 1995 and the period from December 15, 1994 through December 31, 1994;
                 Royce Global Services Fund -- Statement
                 of Operations for the year ended December 31, 1996;
                 Royce Global Services Fund -- Financial
                 Highlights for the two years ended December 31, 1996 and the period from December 15, 1994 through December 31, 1994;
                 Royce Global Services Fund -- Notes  to
                 Financial Statements -- Report of Independent Accountants dated February 14, 1997;

                 PMF  II -- Schedule of Investments at December 31,
                 1996;
                 PMF II -- Statement of Assets and Liabilities at December 31, 1996;
                 PMF II -- Statement of Changes in Net Assets for the period from November 19, 1996 through December 31, 1996;
                 PMF II -- Statement of Operations for the period from November 19, 1996 through December 31, 1996; PMF II -- Financial Highlights for the period from November 19, 1996 through December 31, 1996;
                 PMF II -- Notes to Financial Statements -- Report of Independent Accountants dated February 14, 1997.

                Financial statements, schedules and historical information other than those listed above have been omitted since they are either inapplicable or are not required.

     b.   Exhibits:

                The  exhibits required by Items (1) through  (3),
          (6),  (7), (9) through (12) and (14) through  (16),  to
          the extent applicable to the Registrant, have been filed with Registrant's initial Registration Statement (No. 2-80348) and Post-Effective Amendment Nos. 4, 5, 6, 8, 9, 11, 14, 15, 16, 17, 18, 19, 20, 21, 22, 23,
          24, 26, 27, 28, 29, 30, 31, 32, 33,  34, 35, 38, 40 and
          41 thereto and, with respect to Pennsylvania Mutual Fund, its initial Registration Statement (No. 2-19995) and Post-Effective Amendment Nos. 43, 45, 46, 47, 48, 49, 51, 52, 53, 56, and 58, and are incorporated by reference herein.

             (5) Amendment to Investment Advisory Agreement between
              Royce & Associates, Inc. and The Royce Fund on behalf of Royce GiftShares Fund dated May 28, 1997.

           (10) (a) Distribution Fee Schedule Agreement for the Consultant Class of Royce GiftShares Fund

                (b) Form of Agreement between Royce & Associates, Inc.
                    and introducing brokers.

         (11) Consent of Coopers & Lybrand L.L.P.

         (17) Royce GiftShares Fund Rule 18f-3 Plan



Item 25.  Persons  Controlled  by or Under  Common  Control  With
          Registrant

           There are no persons directly or indirectly controlled by or under common control with the Registrant.

Item 26.  Number of Holders of Securities

           As of May 20, 1997, the number of record holders of shares of each Fund of the Registrant was as follows:

     Title of Fund                           Number of Record Holders
     -------------                           ------------------------
     [S]                                             [C]

     Pennsylvania Mutual Fund                        16,354
     Royce Value Fund                                 6,274
     Royce Premier Fund                              10,512
     Royce Equity Income Fund                         1,446
     Royce Micro-Cap Fund                             6,733
     Royce Low-Priced Stock Fund                      2,034
     Royce Total Return Fund                          1,782
     Royce Global Services Fund                         136
     The REvest Growth and Income Fund                  544
     Royce GiftShares Fund                               58
     PMF II                                           1,034
     Royce Financial Services Fund                        1

Item 27.  Indemnification

      (a) Article IX of the Trust Instrument of the Registrant provides as follows:

                          "ARTICLE IX

          LIMITATION OF LIABILITY AND INDEMNIFICATION

     Section 1. Limitation of Liability. All persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or such Series for payment under such contract or claim; and neither the Trustees nor any other Trust's officers, employees or agents, whether past, present or future, shall be personally liable therefor. Every written instrument or obligation on behalf of the Trust or any Series shall contain a statement to the foregoing effect, but the absence of such statement shall not operate to make any Trustee or officers of the trust liable thereunder. None of the Trustees or officers of the Trust shall be responsible or liable for any act or omission or for neglect or wrongdoing by him or any agent, employee, investment adviser or independent contractor of the Trust, but nothing contained in this Trust Instrument or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.


     INDEMNIFICATION

               Section 2.

                 (a)    Subject   to  the   exceptions   and
     limitations contained in Section 2(b) below:

                     (i)   Every person who is, or has been,
     a Trustee or officer of the Trust (including persons who serve at the Trust's request as directors, officers or trustees of another entity in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") shall be indemnified by the appropriate Fund to the fullest extent not prohibited by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; and

                       (ii)       The  words  "claim",  "action",
"suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, investigatory or other, including appeals), actual or threatened, while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                (b)    No  indemnification shall be provided
     hereunder to a Covered Person:

                         (i)   Who shall, in respect of
          the  matter  or matters involved,  have  been
          adjudicated  by a court or body before  which
          the  proceeding was brought (A) to be  liable
          to the Trust or its Shareholders by reason of
          willful   misfeasance,   bad   faith,   gross
          negligence in the performance of his duties or reckless disregard of the obligations and duties involved in the conduct of his office or (B) not to have acted in the belief that his action was in the best interest of the Trust; or

                     (ii)   In  the  event of a  settlement,
     unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,

                          (A)    By the court or other  body
     approving the settlement;

                           (B)    By  a  majority  of  those
     Trustees who are neither Interested Persons of the Trust nor are parties to the matter, based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

                           (C)     By  written  opinion   of
     independent  legal  counsel, based  upon  a  review  of
     readily   available  facts  (as  opposed  to   a   full
     trial-type inquiry).

                (c)    The rights of indemnification  herein
     provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

                (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the type described in subsection (a) of this
Section 2 may be paid by the applicable Fund from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the applicable Fund if and when it is ultimately determined that he is not entitled to indemnification under this Section 2; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this
Section 2."

           (b)(1)     Paragraph 8 of the Investment Advisory
Agreements  by  and  between  the  Registrant  and  Royce  &
Associates,  Inc.  (formerly named  Quest   Advisory  Corp.)
provides as follows:

               "8. Protection of the Adviser. The Adviser shall not be liable to the Fund or to any portfolio series thereof for any action taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser of the Fund or such series, and the Fund or each portfolio series thereof involved, as the case may be, shall indemnify the Adviser and hold it harmless from and against all damages, liabilities, costs and expenses (including reasonable attorneys' fees and amounts reasonably paid in settlement) incurred by the Adviser in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Fund or any portfolio series thereof or its security holders) arising out of or otherwise based upon any action actually or allegedly taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser of the Fund or such series. Notwithstanding the preceding sentence of this Paragraph 8 to the contrary, nothing contained herein shall protect or be deemed to protect the Adviser against or entitle or be deemed to entitle the Adviser to indemnification in respect of, any liability to the Fund or to any portfolio series thereof or its security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its duties and obligations under this Agreement.

           Determinations of whether and the extent to which the Adviser is entitled to indemnification hereunder shall be made by reasonable and fair means, including (a) a final decision on the merits by a court or other body before whom the action, suit or other proceeding was brought that the Adviser was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Adviser was not liable by reason of such misconduct by (i) the vote of a majority of a quorum of the Trustees of the Fund who are neither "interested persons" of the Fund (as defined in Section 2(a)(19) of the Investment Company Act of 1940) nor parties to the action, suit or other proceeding or (ii) an independent legal counsel in a written opinion."

           (b)(2)     Paragraph 8 of the Investment Advisory
Agreement by and between the Registrant and Royce, Ebright &
Associates, Inc. provides as follows:

                "8.  Protection of the Adviser.  The Adviser
     shall not be liable to the Fund or to any portfolio series thereof for any action taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser of the Fund or such series, and the Fund or each portfolio series thereof involved, as the case may be, shall indemnify the Adviser and hold it harmless from and against all damages, liabilities, costs and expenses (including reasonable attorneys' fees and amounts reasonably paid in settlement) incurred by the Adviser in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Fund or any portfolio series thereof or its security holders) arising out of or otherwise based upon any action actually or allegedly taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser of the Fund or such series. Notwithstanding the preceding sentence of this Paragraph 8 to the contrary, nothing contained herein shall protect or be deemed to protect the Adviser against or entitle or be deemed to entitle the Adviser to indemnification in respect of, any liability to the Fund or to any portfolio series thereof or its security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its duties and obligations under this Agreement.

           Determinations of whether and the extent to which the Adviser is entitled to indemnification hereunder shall be made by reasonable and fair means, including
     (a) a final decision on the merits by a court or other body before whom the action, suit or other proceeding was brought that the Adviser was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Adviser was not liable by reason of such misconduct by (i) the vote of a majority of a quorum of the Trustees of the Fund who are neither "interested persons" of the Fund (as defined in Section 2(a)(19) of the Investment Company Act of 1940) nor parties to the action, suit or other proceeding or (ii) an independent legal counsel in a written opinion."

           (c)   Paragraph  9 of the Distribution  Agreement
made  October  31,  1985 by and between the  Registrant  and
Royce    Fund   Services,   Inc.   (formerly   named   Quest
Distributors, Inc.) provides as follows:

                "9.   Protection  of the  Distributor.   The
     Distributor shall not be liable to the Fund or to any series thereof for any action taken or omitted to be taken by the Distributor in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an underwriter of the Shares, and the Fund or each portfolio series thereof involved, as the case may be, shall indemnify the Distributor and hold it harmless from and against all damages, liabilities, costs and expenses (including reasonable attorneys' fees and amounts reasonably paid in settlement) incurred by the Distributor in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Fund or any series thereof or its security holders) arising out of or otherwise based upon any action actually or allegedly taken or omitted to be taken by the Distributor in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an underwriter of the Shares. Notwithstanding the preceding sentences of this Paragraph 9 to the contrary, nothing contained herein shall protect or be deemed to protect the Distributor against, or entitle or be deemed to entitle the Distributor to indemnification in respect of, any liability to the Fund or to any portfolio series thereof or its security holders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its duties and obligations under this Agreement.

           Determinations of whether and to the extent to which the Distributor is entitled to indemnification hereunder shall be made by reasonable and fair means, including (a) a final decision on the merits by a court or other body before whom the action, suit or other proceeding was brought that the Distributor was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties or
     (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Distributor was not liable by reason of such misconduct by (a) the vote of a majority of a quorum of the Trustees of the Fund who are neither "interested persons" of the Fund (as defined in Section 2(a)(19) of the 1940 Act) nor parties to the action, suit or other proceeding or (b) an independent legal counsel in a written opinion."

Item 28.  Business and Other Connections of Investment Advisers

           Reference is made to the filings on Schedule D to the Applications on Form ADV, as amended, of Royce & Associates, Inc. and Royce, Ebright & Associates, Inc. for Registration as Investment Advisers under the Investment Advisers Act of 1940.


Item 29.  Principal Underwriters

            Inapplicable.   The  Registrant  does  not  have  any
principal underwriters.


Item 30.  Location of Accounts and Records

           The  accounts, books and other documents required
to   be  maintained  by  the  Registrant  pursuant  to   the
Investment Company Act of 1940, are maintained at the following locations:

                         The Royce Fund
                         1414 Avenue of the Americas
                         10th Floor
                         New York, New York  10019

                         State Street Bank and Trust Company
                         225 Franklin Street
                         Boston, Massachusetts  02101

Item 31.  Management Services

            State Street Bank and Trust Company, a Massachusetts trust company ("State Street"), provides certain management-related services to the Registrant pursuant to a Custodian Contract made as of December 31, 1985 between the Registrant and State Street. Under such Custodian Contract, State Street, among other things, has contracted with the Registrant to keep books of accounts and render such statements as agreed to in the then current mutually-executed Fee Schedule or copies thereof from time to time as requested by the Registrant, and to assist generally in the preparation of reports to holders of shares of the Registrant, to the Securities and Exchange Commission and to others, in the auditing of accounts and in other ministerial matters of like nature as agreed to between the Registrant and State Street. All of these services are rendered pursuant to instructions received by State Street from the Registrant in the ordinary course of business.

          Registrant paid the following fees to State Street for services rendered pursuant to the Custodian Contract, as amended, for each of the three (3) fiscal years ended
December 31:

               1996:               $468,735
               1995:               $335,180
               1994:               $309,492

Item 32.  Undertakings

           Registrant hereby undertakes to furnish each person to whom a prospectus for any series of the Registrant is delivered with a copy of the latest annual report including schedule of investments to shareholders of such series upon request and without charge.

           Registrant hereby undertakes to call a special meeting of the Registrant's shareholders upon the written request of shareholders owning at least 10% of the outstanding shares of the Registrant for the purpose of voting upon the question of the removal of a trustee or trustees and, upon the written request of 10 or more shareholders of the Registrant who have been such for at least 6 months and who own at least 1% of the outstanding shares of the Registrant, to provide a list of shareholders or to disseminate appropriate materials at the expense of the requesting shareholders.


                                SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 3rd day of June, 1997.

     The Registrant represents that this Post-Effective Amendment is filed solely for one or more of the purposes set forth in paragraph (b)(1) of Rule 485 under the Securities Act of 1933 and that no material event requiring disclosure in the prospectus, other than on listed in paragraph
(b)(1) of such Rule or one for which the Commission has approved a filing under paragraph (b)(1)(ix) of the Rule, has occurred since the latest of the following three dates: (i) the effective date of the Registrant's Registration Statement; (ii) the effective date of the Registrant's most recent Post-Effective Amendment to its Registration Statement which included a prospectus; or (iii) the filing date of a post-effective amendment filed under paragraph (a) of Rule 485 which has not become effective.

                                        THE ROYCE FUND


                                   By:  S/CHARLES M. ROYCE
                                        ---------------------------
                                        Charles M. Royce, President

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                   TITLE                           DATE
---------                   -----                           ----

S/CHARLES M. ROYCE          President, Treasurer and
------------------          Trustee
Charles M. Royce            (Principal Executive,           6/3/97
                            Accounting
                            and Financial Officer)


S/HUBERT L. CAFRITZ         Trustee                         6/3/97
-------------------
Hubert L. Cafritz



S/THOMAS R. EBRIGHT         Trustee                         6/3/97
-------------------
Thomas R. Ebright



S/RICHARD M. GALKIN         Trustee                         6/3/97
-------------------
Richard M. Galkin



S/STEPHEN L. ISAACS         Trustee                         6/3/97
-------------------
Stephen L. Isaacs



S/WILLIAM L. KOKE           Trustee                         6/3/97
-----------------
William L. Koke



S/DAVID L. MEISTER          Trustee                         6/3/97
------------------
David L. Meister

                                  NOTICE

     A copy of the Declaration of Trust of The Royce Fund is on file with the Secretary of State of the State of Delaware, and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually but are binding only upon the assets and property of the Registrant.